UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2016

Date of reporting period: May 31, 2016

Item 1. Reports to Stockholders.

Semper MBS Total Return Fund

Class A– SEMOX

Investor Class – SEMPX

Institutional Class – SEMMX

Semper Short Duration Fund

Investor Class – SEMRX

Institutional Class – SEMIX

Semi-Annual Report
May 31, 2016

SEMPER FUNDS

Table of Contents

Allocation of Portfolio Assets	1

Expense Example	3

Schedule of Investments	5

Schedule of Securities Sold Short	31

Statements of Assets and Liabilities	32

Statements of Operations	35

Statements of Changes in Net Assets	36

Statement of Cash Flows	40

Financial Highlights	41

Notes to Financial Statements	46

Notice to Shareholders	64

Householding	65

Privacy Notice	66

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/15 – 5/31/16).

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00%, 1.00% and 0.75% per the operating expenses limitation agreement for the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class shares, respectively, and limited to 0.85% and 0.60% per the operating expenses limitation agreement for the Semper Short Duration Fund – Investor Class and Institutional Class shares, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2016 (Unaudited), Continued

MBS Total Return Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/18/15	5/31/16	12/18/15 – 5/31/16(1)
Class A

Actual	$1,000.00	$ 998.60	$4.53

Hypothetical (5% return	$1,000.00	$1,018.14	$4.58
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 166 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the Semper MBS Total Return Fund – Class A is 1.00%.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16(1)

Investor Class

Actual	$1,000.00	$ 998.90	$5.00

Hypothetical (5% return	$1,000.00	$1,020.00	$5.05
before expenses)

Institutional Class

Actual	$1,000.00	$1,000.20	$3.75

Hypothetical (5% return	$1,000.00	$1,021.25	$3.79
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratios of the Semper MBS Total Return Fund – Investor Class and Institutional Class are 1.00% and 0.75%, respectively.

Short Duration Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16(1)
Investor Class
Actual	$1,000.00	$1,004.30	$4.26
Hypothetical (5% return	$1,000.00	$1,020.75	$4.29
before expenses)
Institutional Class
Actual	$1,000.00	$1,005.70	$3.01
Hypothetical (5% return	$1,000.00	$1,022.00	$3.03
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratios of the Semper Short Duration Fund – Investor Class and Institutional Class are 0.85% and 0.60%, respectively.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – 10.0%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1, 7.650%, 5/15/21	$330,084	$113,580
ALESCO Preferred Funding III Ltd.
Series 2004-3, Class B1, 2.278%, 5/1/34 (a)(d)(f)	2,152,941	818,118
Series 2004-3, Class B2, 2.278%, 5/1/34 (a)(d)	2,745,000	1,043,100
American Credit Acceptance Receivables Trust
Series 2015-3, Class C, 4.840%, 10/12/21 (d)	720,000	712,225
Arbor Realty Collateralized Loan Obligation
Series 2014-1A, Class C, 5.384%, 5/15/24 (a)(d)(f)	2,500,000	2,493,750
Cajun Global, LLC
Series 2011-1, Class A2, 5.955%, 2/20/41 (d)	797,455	813,363
Capitalsource Real Estate Loan Trust
Series 2006-1A, Class A1A, 0.889%, 1/20/37 (a)(d)	1,449,778	1,445,928
Series 2006-1A, Class A2B, 0.939%, 1/20/37 (a)(d)	682,752	679,025
Centerline REIT, Inc.
Series 2004-RR3, Class B, 5.040%, 9/21/45 (d)	500,000	447,500
DT Auto Owner Trust
Series 2015-3A, Class D, 4.530%, 10/17/22 (d)	700,000	689,059
FFCA Secured Lending Corp.
Series B-1, 8.270%, 5/18/26 (d)(f)	4,590,000	4,670,325
HOA Funding LLC
Series 2015-1A, Class A2, 5.500%, 8/20/44 (d)(f)	4,455,000	3,965,298
Series 2015-1A, Class B, 9.000%, 8/20/44 (d)(f)	2,000,000	1,764,922
ICONS Ltd.
Series 2004-1A, Class CPT2, 1.515%, 9/10/34 (a)(d)(f)	2,721,022	2,318,821
INCAPS Funding I Ltd.
2.673%, 6/1/33 (a)(d)(f)	5,449,004	4,686,143
2.673%, 6/1/33 (a)(d)(f)	834,877	717,994
Invitation Homes Trust
Series 2014-SFR3, Class E, 4.933%, 12/18/31 (a)(d)	2,000,000	2,019,922
KeyCorp Student Loan Trust
Series 2003-A, Class 2B, 1.168%, 1/25/37 (a)	808,334	669,652
Mid-State Trust VI
Series 6, Class A3, 7.540%, 7/1/35	21,825	23,195
MM Community Funding III
Series 2002, 2.955%, 5/1/32 (a)(d)(f)	4,818,360	4,059,468
MMcapS Funding XVII Ltd.
Series 2005-17A, Class A1, 0.985%, 12/1/35 (a)(d)(f)	497,607	395,598
Oakwood Mortgage Investors, Inc.
Series 2002-A, Class A1, 0.254%, 9/15/17 (a)	218,012	195,020

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
RFT Issuer Ltd.
Series 2015-FL1, Class B, 4.315%, 8/15/30 (a)(d)(f)	$2,000,000	$1,970,000
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (d)	3,700,000	3,692,165
Series 2015-1A, Class A, 3.100%, 12/15/23 (d)	2,184,229	2,176,910
Total Asset-Backed Securities (cost $44,092,740)		42,581,081

COLLATERALIZED DEBT OBLIGATIONS – 1.4%
Trapeza LLC
Series 2002-1A, Class B1, 1.405%, 11/30/32 (a)(d)(f)	1,428,368	1,135,553
Series 2003-3A, Class A1B, 1.703%, 1/20/34 (a)(d)	1,080,907	907,962
Series 2004-7A, Class A1, 1.048%, 1/25/35 (a)(d)(f)	3,531,955	2,754,925
Series 2007-12A, Class A1, 0.920%, 4/6/42 (a)(d)(f)	1,606,940	1,165,031
Total Collateralized Debt Obligations (cost $6,332,917)		5,963,471

COMMERCIAL MORTGAGE-BACKED
SECURITIES – AGENCY – 4.3%
AFC Home Equity Loan Trust
Series 2000-3, Class 1A, 1.196%, 10/25/30 (a)(d)	139,218	120,529
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-12, Class 24A1, 2.727%, 2/25/36 (a)(f)	156,939	122,413
Fannie Mae-Aces
Series 2010-M6, Class SA, 5.944%, 9/25/20 (a)(l)	2,161,712	370,982
FREMF Mortgage Trust
Series 2015-KF08, Class B, 5.296%, 2/25/22 (a)(d)	3,109,728	2,960,858
Series 2015-K720, Class C, 3.389%, 7/25/22 (a)(d)(f)	4,000,000	3,120,000
Series 2015-K720, Class B, 3.389%, 7/25/22 (a)(d)(f)	916,000	803,790
Series 2014-KF05, Class B, 4.446%, 9/25/22 (a)(d)	4,494,457	4,186,398
Series 2015-KF12, Class B, 7.546%, 9/25/22 (a)(f)	1,667,916	1,659,577
Series 2015-K48, Class C, 3.636%, 8/25/48 (a)(d)	2,100,000	1,589,710
GNMA REMIC Trust
Series 2013-46, Class AC, 1.890%, 3/16/46 (a)	92,746	91,374
Series 2012-25, Class IO, 0.847%, 8/16/52 (a)(l)	5,157,148	225,076
Series 2013-173, Class AC, 2.760%, 10/16/53 (a)	83,585	86,539
HSI Asset Loan Obligation Trust
Series 2007-1, Class 2A12, 6.500%, 6/25/37	713,112	476,717
Impac CMB Trust
Series 2004-4, Class 1A3, 1.279%, 9/25/34 (a)	9,317	8,830
MESA Trust Asset Backed Certificates
Series 2001-5, Class A, 1.246%, 12/25/31 (a)(d)	17,158	15,917

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 5A1, 2.724%, 11/25/37 (a)	$3,376,855	$1,902,484
RBSGC Mortgage Pass-Through Certificates
Series 2008-B, Class A1, 6.000%, 6/25/37 (d)	368,728	312,995
Total Commercial Mortgage-Backed Securities – Agency
(cost $19,200,523)		18,054,189

COMMERCIAL MORTGAGE-BACKED
SECURITIES – NON-AGENCY – 23.6%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class AM, 6.146%, 7/10/44 (a)	2,495,000	2,463,339
Series 2006-4, Class B, 5.734%, 7/10/46 (a)	1,000,000	973,390
Bayview Commercial Asset Trust
Series 2005-1, Class M2, 0.896%, 4/25/35 (a)(d)	476,004	419,506
Series 2005-1A, Class B3, 4.946%, 4/25/35 (a)(d)	1,263,958	1,249,795
Series 2005-3A, Class M1, 0.886%, 11/25/35 (a)(d)	45,436	38,675
Series 2005-3A, Class M2, 0.936%, 11/25/35 (a)(d)	1,817,450	1,541,257
Series 2005-4A, Class A1, 0.746%, 1/25/36 (a)(d)	2,492,183	2,125,991
Series 2006-1A, Class M2, 0.846%, 4/25/36 (a)(d)	533,596	433,110
Series 2006-SP1, Class M4, 1.096%, 4/25/36 (a)(d)	4,340,000	3,452,502
Series 2006-2A, Class M1, 0.756%, 7/25/36 (a)(d)	621,580	526,013
Series 2006-2A, Class M4, 0.866%, 7/25/36 (a)(d)	1,104,551	875,427
Series 2006-2A, Class B1, 1.316%, 7/25/36 (a)(d)	427,590	306,348
Series 2007-3, Class A2, 0.736%, 7/25/37 (a)(d)	2,095,848	1,678,364
Series 2007-3, Class M2, 0.786%, 7/25/37 (a)(d)	1,764,543	1,262,535
Bear Stearns Commercial Mortgage Securities Trust
Series 2000-WF2, Class J, 6.625%, 10/15/32 (d)	1,077,875	1,048,221
Series 2006-PW14, Class AJ, 5.273%, 12/11/38	1,325,000	1,298,456
Series 2006-PW11, Class D, 5.562%, 3/11/39 (a)(d)(f)	1,800,000	630,000
Business Loan Express
Series 2002-1A, Class A, 0.996%, 7/25/28 (a)(d)	391,003	371,428
Series 2003-1A, Class A, 1.446%, 4/25/29 (a)(d)(f)	707,975	615,938
Series 2005-1A, Class M, 1.246%, 6/27/33 (a)(d)(f)	425,575	344,716
CBA Commercial Small Balance Commercial Mortgage
Series 2006-2A, Class A, 5.540%, 1/25/39 (d)(f)(g)	4,309,452	3,226,702
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class D, 4.234%, 7/15/30 (a)(d)	2,570,000	2,528,979
CNL Commercial Mortgage Loan Trust
Series 2001-1A, Class A, 1.078%, 10/20/27 (a)(d)	541,487	502,132
Series 2001-1A, Class B, 2.938%, 10/20/27 (a)(d)	139,310	124,615
Series 2001-2A, Class A, 1.163%, 3/23/28 (a)(d)	331,940	307,466
Series 2002-1A, Class A, 1.046%, 10/25/28 (a)(d)	139,990	125,264

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
CNL Commercial Mortgage Loan Trust (Continued)
Series 2002-2A, Class A, 1.250%, 3/27/29 (a)(d)	$299,263	$278,068
Series 2003-2A, Class A1, 0.886%, 10/25/30 (a)(d)	313,014	281,156
Series 2003-1A, Class A1, 0.942%, 5/15/31 (a)(d)	912,804	849,984
Comm Mortgage Trust
Series 2006-C7, Class AJ, 5.895%, 6/10/46 (a)	1,250,000	1,155,313
Series 2006-C8, Class AJ, 5.377%, 12/10/46	1,600,000	1,554,969
Series 2007-C9, Class C, 6.007%, 12/10/49 (a)	1,185,000	1,189,515
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class H, 5.792%, 1/15/37 (a)(d)	1,450,000	1,233,970
Series 2004-C5, Class H, 5.529%, 11/15/37 (a)(d)(f)	348,237	160,189
Series 2003-C3, Class J, 4.231%, 5/15/38 (a)(d)	3,655,314	3,537,201
Credit Suisse Mortgage Trust
Series 2008-C1, Class AJ, 6.066%, 2/15/41 (a)(d)	5,380,000	5,264,650
FREMF Mortgage Trust
Series 2015-K721, Class C, 3.681%, 11/25/47 (a)(d)	2,500,000	2,051,755
GCCFC Commercial Mortgage Trust
Series 2005-GG3, Class F, 5.287%, 8/10/42 (a)(d)	3,000,000	2,800,733
GE Commercial Mortgage Corp.
Series 2006-C1, Class AJ, 5.520%, 3/10/44 (a)	4,241,969	4,228,183
Series 2005-C4, Class AJ, 5.628%, 11/10/45 (a)	3,413,184	3,194,602
GS Mortgage Securities Trust
Series 2005-GG4, Class D, 4.939%, 7/10/39 (a)	3,767,141	3,746,712
Series 2007-GG10, Class AM, 5.988%, 8/10/45 (a)	6,000,000	5,729,322
GSCCRE Commercial Mortgage Trust
Series 2015-HULA, Class D, 4.184%, 8/15/32 (a)(d)(f)	1,000,000	960,000
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2001-CIBC, Class G, 5.775%, 3/15/33 (d)	643,227	548,156
Series 2001-C1, Class J, 5.626%, 10/12/35 (a)(d)	321,615	319,909
Series 2005-CB12, Class B, 5.451%, 9/12/37 (a)	3,240,000	3,002,279
Series 2007-LDP12, Class AJ, 6.203%, 2/15/51 (a)	2,000,000	1,903,525
Series 2007-LDP12, Class B, 6.203%, 2/15/51 (a)	805,000	749,690
LB Commercial Mortgage Trust
Series 1999-C2, Class K, 6.720%, 10/15/32	1,255,356	1,234,573
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class E, 4.979%, 1/15/36 (a)	2,672,500	2,648,217
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class B, 1.396%, 2/25/30 (a)(d)	599,824	459,700
Series 2006-2A, Class M1, 0.736%, 9/25/36 (a)(d)	4,579,000	3,605,084
Series 2006-2A, Class B, 1.346%, 9/25/36 (a)(d)	1,500,000	529,303
Series 2006-3A, Class M1, 0.736%, 12/25/36 (a)(d)	5,715,000	3,583,797
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AJ, 5.802%, 8/12/43 (a)	1,000,000	1,000,568

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
ML-CFC Commercial Mortgage Trust
Series 2006-2, Class B, 6.197%, 6/12/46 (a)(d)	$190,000	$189,418
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class E, 5.425%, 7/15/42 (a)(d)	37,211	37,146
Series 2007-C30, Class AJ, 5.413%, 12/15/43 (a)	1,700,000	1,695,421
Series 2006-C27, Class AJ, 5.795%, 7/15/45 (a)	3,600,000	3,586,586
Series 2007-C31, Class AJ, 5.660%, 4/15/47 (a)	1,000,000	1,003,238
Series 2006-C28, Class B, 5.672%, 10/15/48 (a)	4,265,000	4,188,831
Series 2006-C29, Class AJ, 5.368%, 11/15/48 (a)	3,220,000	3,162,585
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $102,606,248)		100,134,517

CORPORATE BONDS – 0.3%
Ocwen Financial Corp.
6.625%, 5/15/19	1,770,000	1,278,825
Total Corporate Bonds (cost $1,674,637)		1,278,825

RESIDENTIAL MORTGAGE-BACKED
SECURITIES – AGENCY – 0.5%
FHLMC Structured Pass Through Securities
Series T-030, Class A5, 7.639%, 12/25/30 (g)	57,768	61,198
Series T-048, Class 1A4, 5.538%, 7/25/33	9,044	10,181
Series T-067, Class 1A1C, 3.055%, 3/25/36 (a)	123,421	131,293
FNMA Pool
Pool #646948, 7.500%, 6/1/32	16,908	19,503
Pool #765657, 2.625%, 1/1/34 (a)	28,493	30,408
Pool #745029, 2.552%, 4/1/35 (a)	42,817	45,253
Pool #871313, 5.500%, 5/1/36	16,026	16,944
Pool #256370, 5.500%, 6/1/36	41,000	45,201
Pool #909469, 2.631%, 2/1/37 (a)	61,086	64,386
Pool #888534, 5.000%, 8/1/37	66,212	73,040
Pool #995851, 6.500%, 10/1/37	54,884	61,178
Pool #256978, 5.000%, 11/1/37	10,578	10,921
Pool #257138, 5.000%, 3/1/38	51,342	55,037
FNMA REMIC Trust
Series 2001-W4, Class AV1, 0.726%, 2/25/32 (a)	66,442	64,629
Series 2002-W11, Class 2A9, 5.478%, 11/25/32 (g)	252,061	276,626
Series 2003-T2, Class A1, 0.726%, 3/25/33 (a)	60,892	59,478
Series 2007-30, Class ZM, 4.250%, 4/25/37	45,736	52,172
Series 2007-W8, Class 1A5, 6.295%, 9/25/37 (a)	30,558	32,753
Series 2013-53, Class CB, 2.000%, 10/25/40	184,805	187,154

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
FNMA REMIC Trust (Continued)
Series 2001-50, Class BA, 7.000%, 10/25/41	$30,180	$35,047
Series 2003-W2, Class 2A9, 5.900%, 7/25/42	60,518	69,123
Series 2003-W4, Class 2A, 6.383%, 10/25/42 (a)	19,044	22,196
Series 2004-T3, Class 2A, 3.342%, 8/25/43 (a)	106,717	114,579
Series 2004-W9, Class 1A3, 6.050%, 2/25/44	34,794	40,879
Freddie Mac REMIC
Series 2455, Class DK, 6.500%, 5/15/32	18,255	21,052
GNMA I Pool
Pool #749337, 2.700%, 1/15/41	96,458	97,645
GNMA II Pool
Pool #745378, 5.000%, 6/20/40	70,150	76,039
Pool #710061, 4.650%, 12/20/60	66,749	69,178
Pool #751746, 4.863%, 6/20/61	76,585	79,957
Pool #751409, 4.626%, 7/20/61	72,318	75,928
Pool #899223, 2.818%, 9/20/63 (a)	72,902	78,136
Pool #898728, 2.994%, 9/20/63 (a)	52,446	57,259
Pool #AG8025, 2.794%, 10/20/63 (a)	165,557	179,572
Total Residential Mortgage-Backed
Securities – Agency (cost $2,264,502)		2,313,945

RESIDENTIAL MORTGAGE-BACKED
SECURITIES – NON-AGENCY – 51.2%
ABN AMRO Mortgage Corp.
Series 2003-13, Class A3, 5.500%, 1/25/34	69,192	70,167
ABSC Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 8.550%, 9/21/30 (a)	582,183	610,244
ACE Security Corp. Home Equity Loan Trust
Series 2003-NC1, Class M1, 1.616%, 7/25/33 (a)	314,708	297,751
Adjustable Rate Mortgage Trust
Series 2005-5, Class 2A1, 3.110%, 9/25/35 (a)	1,146,622	951,891
Series 2005-6A, Class 1A1, 0.986%, 11/25/35 (a)	355,279	280,816
Aegis Asset Backed Securities Trust
Series 2006-1, Class A2, 0.616%, 1/25/37 (a)	3,022,785	2,074,093
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (g)	390,146	388,440
Series 1998-4, Class 2A2, 1.376%, 11/24/28 (a)	471,978	427,093
Series 1999-1, Class 1A1, 1.326%, 2/25/29 (a)	569,608	488,918
Series 2000-1, Class 1A, 0.776%, 3/25/30 (a)	65,390	60,354
Series 2000-2, Class 2A, 1.146%, 6/25/30 (a)	764,409	644,671

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
American Home Mortgage Investment Trust
Series 2007-A, Class 13A1, 6.100%, 1/25/37 (d)(g)	$302,407	$170,205
Series 2004-1, Class 3A, 2.580%, 4/25/44 (a)	178,107	173,754
Amresco Residential Securities Mortgage Loan Trust
Series 1999-1, Class M1, 1.696%, 11/25/29 (a)	1,922,692	1,747,358
Asset Backed Funding Certificates
Series 2002-WF2, Class M2, 2.546%, 2/25/32 (a)	84,605	83,162
Series 2004-AHL1, Class M1, 1.226%, 9/25/33 (a)	5,695,158	4,863,535
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	2,316,555	2,446,014
Series 2005-HE2, Class M4, 1.676%, 2/25/35 (a)	498,424	269,339
Banc of America Alternative Loan Trust
Series 2003-10, Class 3A1, 5.500%, 12/25/33	1,685,814	1,705,976
Series 2006-4, Class 1A3, 6.000%, 5/25/46	3,145,933	2,190,893
Banc of America Funding Corp.
Series 2009-R15, Class 5A3, 5.500%, 6/26/21 (d)	1,081,677	1,079,568
Series 2004-B, Class 1A1, 2.907%, 12/20/34 (a)	115,457	106,721
Series 2004-B, Class 3A2, 3.008%, 12/20/34 (a)	1,171,461	605,383
Series 2004-C, Class 1B2, 3.082%, 12/20/34 (a)	34,635	33,617
Series 2005-F, Class 1X, 2.360%, 9/20/35 (a)(l)	2,102,370	175,152
Series 2008-R4, Class 1A4, 0.889%, 7/25/37 (a)(d)	3,351,236	2,144,967
Series 2009-R9, Class 2A2, 2.522%, 7/26/37 (a)(d)	1,530,001	1,166,676
Series 2007-5, Class 7A2, 43.298%, 7/25/47 (a)	203,292	420,698
Banc of America Mortgage Securities
Series 2004-7, Class 4A1, 5.000%, 8/25/19	21,239	21,321
Series 2007-4, Class 2A3, 5.246%, 12/26/22 (a)	113,194	111,378
Series 2003-10, Class 1A2, 5.500%, 1/25/34	102,438	100,797
Series 2004-A, Class 3A1, 2.909%, 2/25/34 (a)	44,951	43,085
Series 2004-B, Class 2A1, 3.081%, 3/25/34 (a)	16,762	16,673
Series 2004-2, Class 1A8, 5.500%, 3/25/34	200,357	204,454
Series 2004-3, Class 1A26, 5.500%, 4/25/34	21,418	21,632
Series 2004-I, Class 3A2, 2.850%, 10/25/34 (a)	5,700	5,636
Bayview Financial Acquisition Trust
Series 2006-D, Class 1A5, 5.668%, 12/28/36 (g)	1,524,128	1,550,864
Series 2007-A, Class 1A4, 6.725%, 5/28/37 (g)	12,526,000	12,403,719
Series 2005-A, Class A1, 1.438%, 2/28/40 (a)(d)	1,544,701	1,192,358
Series 2005-C, Class M4, 1.254%, 6/28/44 (a)	3,037,000	2,400,009
Bayview Financial Asset Trust
Series 2007-SR1A, Class A, 0.896%, 3/25/37 (a)(d)	996,138	865,153
Series 2007-SR1A, Class M1, 1.246%, 3/25/37 (a)(d)	626,880	552,613
Series 2007-SR1A, Class M2, 1.346%, 3/25/37 (a)(d)	340,634	297,410

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
Bayview Financial Revolving Asset Trust
Series 2005-E, Class A2A, 1.368%, 12/28/40 (a)(d)	$2,975,039	$2,171,735
Series 2005-E, Class A1, 1.438%, 12/28/40 (a)(d)	3,812,730	2,766,844
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A, 3.271%, 7/25/34 (a)	30,026	29,972
Series 2004-6, Class 2A2, 3.027%, 9/25/34 (a)	317,272	273,913
Series 2004-9, Class 12A2, 3.008%, 11/25/34 (a)	63,073	59,582
Series 2004-8, Class 12A1, 3.272%, 11/25/34 (a)	29,056	28,514
Series 2005-12, Class 11A1, 2.816%, 2/25/36 (a)	89,786	69,540
Bear Stearns ALT-A Trust
Series 2004-11, Class 2A6A, 2.903%, 11/25/34 (a)	674,743	636,084
Series 2004-12, Class 2A6, 2.764%, 1/25/35 (a)	379,482	335,669
Series 2004-12, Class 2A4, 2.894%, 1/25/35 (a)	698,246	612,148
Bear Stearns Asset Backed Securities Trust
Series 2005-CL1, Class A1, 0.832%, 9/25/34 (a)	2,229,817	2,129,953
Series 2005-SD4, Class 1X, 0.517%, 9/25/35 (a)(l)	11,394,012	298,515
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.307%, 3/25/31 (a)	379,054	381,803
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-2, Class 1A5, 6.333%, 4/25/32 (g)	148,074	150,909
Series 2003-1, Class 1A5, 5.914%, 10/25/32 (g)	120,531	122,459
Series 2004-1, Class 2A2, 0.906%, 12/25/33 (a)	18,134	17,072
Chase Mortgage Finance Corp.
Series 2007-A3, Class 1A7, 2.705%, 12/25/37 (a)	528,381	453,796
ChaseFlex Trust
Series 2005-1, Class 2A4, 5.500%, 2/25/35	555,047	466,551
Chevy Chase Mortgage Funding Corp.
Series 2005-1, Class A2, 0.646%, 1/25/36 (a)(d)	508,951	450,234
Series 2005-C, Class A2, 0.719%, 10/25/46 (a)(d)	683,098	530,313
CIT Group Home Equity Loan Trust
Series 2002-1, Class AF5, 7.210%, 2/25/33 (g)	520,756	521,436
Citicorp Mortgage Securities Trust
Series 2006-3, Class 3A1, 5.500%, 6/25/36	224,580	225,371
Series 2007-6, Class 3A1, 5.500%, 7/25/37	135,523	131,605
Series 2007-8, Class 1A4, 6.000%, 9/25/37	870,330	864,431
Citigroup Mortgage Loan Trust
Series 2009-8, Class 6A2, 5.750%, 4/25/23 (a)(d)	1,379,843	1,378,265
Series 2004-HYB1, Class A41, 3.179%, 2/25/34 (a)	103,608	102,173
Series 2004-NCM1, Class 2A2, 6.000%, 7/25/34	415,628	439,529
Series 2004-NCM2, Class 1CB1, 5.500%, 8/25/34	6,058,541	6,292,272
Series 2005-7, Class 1A1, 2.813%, 9/25/35 (a)	1,424,674	1,034,376
Series 2009-11, Class 6A2, 1.789%, 10/25/35 (a)(d)	2,527,821	1,917,605
Series 2006-AR5, Class 1A3A, 3.002%, 7/25/36 (a)	286,883	238,660

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
Citigroup Mortgage Loan Trust (Continued)
Series 2007-OPX1, Class A4B, 6.333%, 1/25/37 (g)	$239,806	$168,242
Series 2007-10, Class 2A3A, 3.123%, 9/25/37 (a)	752,901	637,163
Series 2007-FS1, Class 2A1A, 1.439%, 10/25/37 (a)(d)	5,521,412	3,500,753
CitiMortgage Alternative Loan Trust
Series 2006-A5, Class 3A1, 6.000%, 10/25/36	183,620	150,103
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31(a)	360,320	392,201
Countrywide Alternative Loan Trust
Series 2003-9T1, Class A7, 5.500%, 7/25/33	346,740	344,494
Series 2003-J2, Class A1, 6.000%, 10/25/33	131,859	136,654
Series 2004-J2, Class 7A1, 6.000%, 12/25/33	4,731	4,726
Series 2003-J3, Class 2A1, 6.250%, 12/25/33	21,047	21,600
Series 2004-J2, Class 4A1, 6.000%, 4/25/34	1,468,706	1,485,998
Series 2004-15, Class 2A2, 2.710%, 9/25/34 (a)	1,015,061	814,592
Series 2004-J8, Class 1A1, 7.000%, 9/25/34	341,581	348,371
Series 2006-HY10, Class 1A1, 2.513%, 5/25/36 (a)	7,201,159	5,474,700
Series 2008-2R, Class 3A1, 6.000%, 8/25/37	122,530	97,401
Series 2008-2R, Class 2A1, 6.000%, 8/25/37	154,708	119,159
Countrywide Asset-Backed Certificates
Series 2004-S1, Class M1, 5.252%, 2/25/35 (g)	34,061	33,922
Countrywide Home Loans
Series 2003-15, Class 2A1, 5.000%, 6/25/18	393,422	383,336
Series 2003-J8, Class 2A1, 5.000%, 9/25/18	23,338	23,456
Series 2002-19, Class 1A1, 6.250%, 11/25/32	81,478	84,582
Series 2003-37, Class 2A1, 2.690%, 9/25/33 (a)	506,716	469,334
Series 2003-56, Class 9A1, 2.486%, 12/25/33 (a)	131,290	119,209
Series 2004-10, Class A4, 5.250%, 7/25/34	210,000	212,517
Series 2004-12, Class 12A1, 2.761%, 8/25/34 (a)	100,890	89,666
Series 2004-15, Class 3A, 2.454%, 10/20/34 (a)	857,337	735,402
Series 2005-R1, Class 2A1, 6.000%, 3/25/35 (d)	1,433,432	1,456,402
Series 2005-11, Class 1A2, 3.313%, 4/25/35 (a)	642,356	600,026
Series 2005-30, Class A2, 17.611%, 1/25/36 (a)	61,287	76,470
Series 2006-J1, Class 2A1, 5.500%, 2/25/36	1,991,458	2,007,427
Series 2006-HYB2, Class 3A1, 2.758%, 4/20/36 (a)	134,817	116,088
Series 2007-HYB1, Class 3A1, 2.738%, 3/25/37 (a)	202,749	180,279
Series 2007-J3, Class A4, 6.000%, 7/25/37	1,063,261	976,860
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23, Class 2A8, 4.500%, 10/25/18	30,145	30,165
Series 1997-2, Class A, 7.500%, 6/25/20 (d)	35,083	35,902
Series 2002-10, Class 1M2, 7.000%, 5/25/32 (a)	563,229	527,797
Series 2003-AR9, Class CB1, 2.637%, 3/25/33 (a)	169,399	142,563
Series 2003-AR18, Class 4M3, 3.346%, 7/25/33 (a)	1,285,730	1,184,195

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. (Continued)
Series 2003-23, Class 5A1, 6.000%, 9/25/33	$37,084	$38,447
Series 2003-27, Class 4P, 0.000%, 11/25/33 (e)	21,632	16,987
Series 2003-AR26, Class 4A1, 2.796%, 11/25/33 (a)	17,254	16,866
Series 2004-AR1, Class 6M2, 2.046%, 2/25/34 (a)	945,804	799,586
Credit Suisse Mortgage Trust
Series 2007-5R, Class A5, 6.500%, 7/26/36	267,815	149,486
Series 2006-CF3, Class M2, 1.446%, 10/25/36 (a)(d)	3,788,000	2,939,194
Series 2006-9, Class 2A1, 5.500%, 11/25/36	929,550	853,873
Series 2006-9, Class 4A1, 6.000%, 11/25/36	1,120,505	912,981
Series 2006-9, Class 4A13, 6.500%, 11/25/36	2,789,443	2,546,169
Series 2011-6R, Class 4A2, 3.130%, 4/28/37 (a)(d)	737,752	515,793
CSAB Mortgage-Backed Trust
Series 2006-2, Class A5A, 6.080%, 9/25/36 (g)	3,231,750	2,096,382
CSMC Mortgage-Backed Trust
Series 2006-3, Class 1A4A, 5.896%, 4/25/36 (g)	2,664,497	1,935,797
Deutsche Alt-A Securities, Inc.
Series 2003-3, Class 4A1, 5.000%, 10/25/18	44,156	44,717
Series 2007-AR3, Class 1A2, 0.656%, 6/25/37 (a)	1,810,378	1,421,650
Encore Credit Receivables Trust
Series 2005-3, Class M2, 1.181%, 10/25/35 (a)	169,303	166,805
EquiFirst Mortgage Loan Trust
Series 2005-1, Class M3, 1.166%, 4/25/35 (a)	20,381	17,866
Equity One ABS, Inc.
Series 2001-3, Class AV1, 1.086%, 5/25/32 (a)	1,493,139	1,184,197
Series 2002-3, Class M1, 6.039%, 11/25/32 (a)	84,956	85,024
Series 2004-3, Class AV2, 0.779%, 7/25/34 (a)	88,468	74,238
First Franklin Mortgage Loan Trust
Series 2001-FF2, Class A1, 1.066%, 11/25/31 (a)	544,998	498,771
Series 2003-FF5, Class M3, 2.921%, 3/25/34 (a)	922,884	657,445
First Horizon Alternative Mortgage Securities
Series 2005-AA3, Class 2A1, 2.473%, 5/25/35 (a)	1,867,211	1,380,150
Series 2006-AA4, Class 1A1, 2.572%, 7/25/36 (a)	503,172	387,252
First Horizon Mortgage Pass-Through Trust
Series 2004-AR2, Class 1A1, 2.963%, 5/25/34 (a)	42,197	41,761
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	70,687	55,427
Series 2006-2, Class 1A7, 6.000%, 8/25/36	123,972	117,183
Series 2006-4, Class 1A11, 6.000%, 2/25/37	299,316	264,024
Series 2007-AR2, Class 2A1, 2.522%, 7/25/37 (a)	266,381	207,619
GMACM Home Equity Loan Trust
Series 2003-HE2, Class A4, 5.120%, 4/25/33 (g)	755,916	762,582

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (g)	$363,589	$365,796
GS Mortgage Securities Corp.
Series 2008-2R, Class 1A1, 7.500%, 9/25/36 (a)(d)	87,115	66,296
Series 2008-2R, Class 2A1, 7.500%, 10/25/36 (a)(d)	1,209,699	980,674
GSAA Home Equity Trust
Series 2007-3, Class 2A1B, 0.546%, 3/25/47 (a)	5,082,624	920,687
GSMPS Mortgage Loan Trust
Series 1998-2, Class A, 7.750%, 5/19/27 (a)(d)	152,665	159,974
Series 2006-RP1, Class 1A4, 8.500%, 1/25/36 (d)	607,065	674,902
GSR Mortgage Loan Trust
Series 2006-2F, Class 5A1, 4.500%, 1/25/21	78,787	75,908
Series 2004-4, Class 2A4, 0.746%, 4/25/32 (a)	1,330,222	1,119,887
Series 2003-7F, Class 5A5, 24.216%, 10/25/32 (a)	34,478	50,893
Series 2004-11, Class 1A1, 2.858%, 9/25/34 (a)	395,116	376,741
Series 2004-8F, Class 2A3, 6.000%, 9/25/34	20,672	21,223
Series 2004-10F, Class 8A3, 6.000%, 9/25/34	56,394	56,227
Series 2004-14, Class 2A1, 0.776%, 12/25/34 (a)	180,599	162,747
Series 2004-14, Class 3A1, 3.143%, 12/25/34 (a)	171,790	161,327
Series 2004-15F, Class 2A1, 6.000%, 12/25/34	5,539,265	5,611,143
Series 2005-AR2, Class 1A3, 2.974%, 4/25/35 (a)	523,464	393,804
Series 2006-3F, Class 1A2, 5.500%, 3/25/36	102,861	91,091
Harborview Mortgage Loan Trust
Series 2006-4, Class 3A1A, 0.659%, 5/19/46 (a)	5,293,227	2,058,174
HarborView Mortgage Loan Trust
Series 2006-2, Class 1A, 2.939%, 2/25/36 (a)	271,769	225,045
Series 2006-3, Class 1A, 3.349%, 6/19/36 (a)	336,864	210,760
HomeBanc Mortgage Trust
Series 2005-4, Class M2, 0.936%, 10/25/35 (a)	1,315,000	892,884
HSI Asset Loan Obligation Trust
Series 2007-AR1, Class 2A1, 2.806%, 1/25/37 (a)	967,984	737,289
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (g)	1,433,243	1,468,343
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	530,661	528,960
Series 2003-11, Class 2A1, 1.286%, 10/25/33 (a)	75,653	73,389
Series 2004-8, Class 3A, 1.266%, 8/25/34 (a)	140,083	123,959
Series 2004-6, Class M3, 1.496%, 10/25/34 (a)	543,871	463,043
Series 2004-5, Class 1M4, 2.096%, 10/25/34 (a)	650,306	578,207
Series 2005-4, Class 2B1, 2.921%, 5/25/35 (a)	529,293	515,011
IndyMac INDX Mortgage Loan Trust
Series 2004-AR10, Class 2A1, 1.246%, 5/25/34 (a)	63,454	58,409
Series 2004-AR9, Class 1A, 3.276%, 11/25/34 (a)	420,606	372,916
The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
IndyMac INDX Mortgage Loan Trust (Continued)
Series 2005-AR7, Class 1A1, 2.764%, 6/25/35 (a)	$1,222,737	$850,288
Series 2006-AR25, Class 6A1, 2.921%, 9/25/36 (a)	224,722	207,380
IndyMac Residential Asset Backed Trust
Series 2007-B, Class 2A2, 0.606%, 7/25/37 (a)	441,068	265,165
Interstar Millennium Trust
Series 2005-1G, Class A, 1.034%, 12/8/36 (a)	52,099	50,450
Irwin Home Equity
Series 2004-A, Class M2, 2.321%, 1/25/34 (a)	120,052	117,144
Series 2006-3, Class 2A4, 5.900%, 9/25/37 (d)(g)	172,956	174,582
JP Morgan Mortgage Trust
Series 2004-A2, Class 2A1, 2.792%, 5/25/34 (a)	42,531	42,300
Series 2005-A3, Class 11A4, 2.823%, 6/25/35 (a)	44,392	42,764
Series 2007-A1, Class 2A3, 2.712%, 7/25/35 (a)	1,058,004	938,457
Lavender Trust
Series 2010-RR6A, Class A3, 5.500%, 9/26/35 (d)	400,000	400,024
Series 2010-RR10A, Class A3, 6.250%, 9/26/36 (d)	445,000	447,427
Lehman Home Equity Loan Trust
Series 1998-1, Class A1, 7.000%, 5/25/28	35,006	7,706
Lehman Mortgage Trust
Series 2005-3, Class 1A3, 5.500%, 1/25/36	34,579	29,337
Series 2006-2, Class 4A1, 5.000%, 4/25/36	542,378	546,453
Series 2006-8, Class 2A1, 0.866%, 12/25/36 (a)	3,391,988	1,360,268
Series 2007-5, Class PO1, 0.000%, 6/25/37 (e)	151,597	115,555
Series 2007-8, Class 3A1, 7.250%, 9/25/37	6,282,034	3,188,459
Series 2007-9, Class AP, 0.000%, 10/25/37 (e)	321,896	234,251
Lehman Structured Securities Corp.
Series 2002-GE1, Class A, 0.000%, 7/26/24 (a)(d)(f)	105,696	81,386
Long Beach Mortgage Loan Trust
Series 2004-5, Class A5, 1.006%, 9/25/34 (a)	538,422	484,566
MASTR Adjustable Rate Mortgages Trust
Series 2003-2, Class 1A1, 3.250%, 7/25/33 (a)	27,387	28,309
Series 2004-1, Class 1A1, 3.093%, 1/25/34 (a)	55,755	54,194
Series 2004-8, Class 7A1, 2.667%, 9/25/34 (a)	39,710	38,273
Series 2004-15, Class 6A1, 0.776%, 12/25/34 (a)	351,480	297,488
MASTR Alternative Loans Trust
Series 2002-2, Class 1A1, 7.250%, 10/25/32	158,132	163,828
Series 2004-4, Class 11A1, 6.000%, 3/25/34	1,886,919	1,913,221
Series 2004-8, Class 8A1, 6.000%, 7/25/34	66,941	68,129
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 5.286%, 8/25/33 (a)	681,049	652,883
Series 2004-WMC1, Class M2, 2.171%, 2/25/34 (a)	284,763	284,566

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
MASTR Asset Securitization Trust
Series 2003-4, Class 3A1, 4.750%, 5/25/18	$23,095	$23,145
Series 2003-5, Class 1A1, 5.500%, 6/25/33	22,575	22,727
Series 2003-7, Class 4A44, 5.250%, 9/25/33	29,899	30,334
Series 2003-7, Class 4A8, 5.250%, 9/25/33	859,652	859,385
Series 2006-2, Class 2A2, 0.946%, 6/25/36 (a)	3,880,314	2,131,566
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 0.796%, 5/25/35 (a)(d)	579,348	460,114
MASTR Specialized Loan Trust
Series 2007-2, Class M1, 1.296%, 5/25/37 (a)(d)(f)	9,097,000	1,137,125
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-1, Class 2A1, 3.168%, 4/25/37 (a)	816,798	702,442
Merrill Lynch Mortgage Investors Trust
Series 2003-G, Class B1, 2.222%, 1/25/29 (a)(d)	603,318	473,918
Series 2003-A2, Class 2M1, 3.271%, 3/25/33 (a)	69,229	57,222
MESA Trust Asset Backed Certificates
Series 2002-3, Class M2, 5.311%, 10/18/32 (a)(d)	21,594	21,615
Series 2002-1, Class B1, 3.686%, 2/18/33 (a)(d)	916,786	920,263
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A3, 2.438%, 10/25/28 (a)	27,454	27,023
Series 2005-1, Class 2A3, 2.394%, 4/25/35 (a)	335,442	295,943
Series 2007-3, Class 1A2, 2.532%, 9/25/37 (a)	168,305	150,628
Morgan Stanley Dean Witter Capital I Trust
Series 2001-AM1, Class M1, 1.721%, 2/25/32 (a)	62,982	59,110
Series 2002-HE1, Class M2, 2.396%, 7/25/32 (a)	1,216,386	1,392,657
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 5A, 2.584%, 8/25/34 (a)	110,498	104,736
Series 2004-7AR, Class 1A, 2.713%, 9/25/34 (a)	51,877	49,857
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A, 1.030%, 2/25/42 (a)(d)(f)	82,331	70,064
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF2, 5.471%, 10/25/36 (a)	285,250	148,152
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 0.998%, 1/25/54 (a)(d)(l)	449,740	21,526
Nomura Asset Acceptance Corp.
Series 2001-R1A, Class A, 6.800%, 2/19/30 (a)(d)	380,205	373,617
Series 2003-A1, Class A1, 5.500%, 5/25/33	6,988	7,112
Series 2004-R1, Class A2, 7.500%, 3/25/34 (d)	1,103,151	1,102,435
Series 2005-AR3, Class 1A1, 0.699%, 7/25/35 (a)	2,491,540	2,056,055
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	564,666	337,908
Series 2006-AR1, Class 3A, 2.894%, 2/25/36 (a)	1,688,792	1,454,288
Series 2006-AF1, Class 5A, 3.792%, 6/25/36 (a)	978,038	845,734

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 0.696%, 2/25/38 (a)	$729,571	$530,450
PAMEX Mortgage Trust
Series 1999-A, Class M2, 2.146%, 7/25/29 (a)(d)(f)	135,237	106,265
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1, 6.000%, 5/25/37	1,192,627	1,048,883
PNC Mortgage Securities Corp.
Series 1999-10, Class DB1, 7.789%, 11/25/29 (a)	137,837	146,262
Prime Mortgage Trust
Series 2005-5, Class 1A1, 7.000%, 7/25/34	663,874	636,056
Series 2005-5, Class 1A3, 8.000%, 7/25/34	149,626	143,676
Series 2006-DR1, Class 2A2, 6.000%, 5/25/35 (d)	4,825,357	4,642,139
Series 2005-5, Class 2A4, 5.500%, 11/25/35	19,575	18,347
Series 2006-1, Class 1A1, 5.500%, 6/25/36	112,429	104,208
Series 2007-2, Class A2, 6.000%, 4/25/37	3,813,726	2,784,327
Provident Bank Home Equity Loan Trust
Series 2000-1, Class A1, 0.966%, 3/25/30 (a)	748,086	595,954
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (g)	25,215	25,746
Series 2005-RP3, Class M3, 2.939%, 5/25/39 (a)(d)	5,768,000	3,752,477
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (d)	2,114,380	1,233,539
Series 2009-7, Class 6A2, 0.000%, 10/26/36 (a)(d)	1,143,427	612,420
Series 2010-4, Class 7A1X, 1.500%, 7/26/37 (d)(l)	697,573	3,665
Residential Accredit Loans, Inc.
Series 2005-QA11, Class 3A1, 3.461%, 10/25/35 (a)	3,695,920	2,179,642
Residential Asset Mortgage Products, Inc.
Series 2001-RS3, Class AI5, 5.700%, 10/25/31 (a)	228,990	231,359
Series 2002-RS1, Class AI5, 5.910%, 1/25/32 (a)	175,879	181,543
Series 2002-SL1, Class AI3, 7.000%, 6/25/32	18,810	19,494
Series 2004-RS8, Class MII2, 2.164%, 8/25/34 (a)	1,013,975	778,154
Series 2006-RS2, Class A3B, 0.826%, 3/25/36 (a)	2,506,989	2,263,614
Residential Asset Securities Corp.
Series 2001-KS3, Class AI5, 6.980%, 9/25/31 (g)	1,436,336	1,454,993
Series 2004-KS9, Class AI6, 4.620%, 10/25/34 (a)	268,193	233,685
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.000%, 8/25/19	206,421	206,886
Residential Funding Mortgage Securities I, Inc.
Series 2004-S9, Class 1A23, 5.500%, 12/25/34	1,220,489	1,223,134
Series 2005-SA3, Class 1A, 2.966%, 8/25/35 (a)	498,807	386,169
Series 2006-S5, Class A4, 0.000%, 6/25/36 (e)	150,955	95,642
Series 2006-SA4, Class 2A1, 3.966%, 11/25/36 (a)	187,733	166,177
Series 2007-S5, Class AP, 0.000%, 5/25/37 (e)	795,517	556,336

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
Residential Funding Mortgage Securities II, Inc.
Series 2001-HI3, Class AI7, 7.560%, 7/25/26 (g)	$9,166	$9,143
Series 2003-HS1, Class AI6, 3.830%, 2/25/33 (a)	29	29
Series 2003-HS1, Class AI5, 5.150%, 2/25/33 (g)	12,257	12,244
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 1.306%, 3/25/33 (a)(d)	1,065,463	904,668
Series 2003-RP2, Class M2, 4.189%, 7/25/41 (a)(d)	1,090,927	1,115,201
Salomon Brothers Mortgage Securities VII
Series 2002-CIT1, Class M3, 2.621%, 3/25/32 (a)	355,102	310,431
Saxon Asset Securities Trust
Series 2001-2, Class AF5, 7.169%, 3/25/29 (g)	919,718	936,845
Series 2000-2, Class BV2, 1.279%, 7/25/30 (a)	1,692,130	1,728,681
Series 2002-1, Class AF5, 4.984%, 12/25/30 (g)	156,056	158,370
Security National Mortgage Loan Trust
Series 2004-2, Class AV, 1.096%, 11/25/34 (a)(d)	1,263,258	1,075,764
Series 2004-2A, Class AF3, 5.772%, 11/25/34 (a)(d)	558,406	556,092
Series 2006-3A, Class A1, 0.726%, 1/25/37 (a)(d)	26,618	26,641
Series 2007-1, Class 2A, 0.789%, 4/25/37 (a)(d)	2,156,254	1,864,300
Southern Pacific Secured Assets Corp.
Series 1998-1, Class A6, 7.080%, 3/25/28 (a)	363,448	364,196
Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6, 7.250%, 12/25/30 (f)	696,997	411,228
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-8, Class 2A2, 2.573%, 7/25/34 (a)	383,737	373,723
Series 2004-12, Class 1A3, 2.821%, 9/25/34 (a)(f)	566,760	521,419
Series 2005-4, Class 1A1, 2.795%, 3/25/35 (a)	122,006	105,724
Series 2005-21, Class 3A1, 2.711%, 11/25/35 (a)	185,395	146,955
Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M3, 5.146%, 4/25/28 (a)	1,500,000	1,503,739
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 1.496%, 8/25/33 (a)	219,547	212,702
Structured Asset Securities Corp.
Series 2004-SC1, Class A, 8.293%, 12/25/29 (a)(d)	130,396	144,418
Series 2002-14A, Class 1A1, 3.037%, 7/25/32 (a)	660,975	633,878
Series 2003-24A, Class 5A, 2.760%, 7/25/33 (a)	267,887	261,861
Series 2003-29, Class 3A1, 4.913%, 9/25/33 (a)	48,871	48,585
Series 2003-34A, Class 3A6, 2.875%, 11/25/33 (a)	182,622	172,933
Series 2004-6XS, Class M1, 4.920%, 3/25/34 (g)	380,071	339,677
Series 2007-GEL1, Class A3, 0.746%, 1/25/37 (a)(d)	1,720,000	818,042
Series 2007-RM1, Class A1, 0.726%, 5/25/47 (a)(d)(f)	1,297,241	985,903
SunTrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 1A1, 2.902%, 2/25/37 (a)	446,070	365,807

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 7.245%, 3/25/34 (a)(d)	$1,017,751	$918,399
Series 2004-7HE, Class A3, 1.146%, 7/25/34 (a)(d)	374,825	337,495
Series 2004-7HE, Class M1, 1.296%, 7/25/34 (a)(d)	431,857	395,095
Series 2004-16SL, Class B1, 3.296%, 10/25/34 (a)(d)	1,068,761	1,006,123
Series 2004-11HE, Class B1, 2.946%, 10/25/35 (a)	607,057	638,226
Truman Capital Mortgage Loan Trust
Series 2002-1, Class M2, 3.221%, 11/25/31 (a)(d)	1,568,552	1,496,855
Series 2005-1, Class M2, 3.946%, 3/25/37 (a)(d)	1,046,000	971,978
Wachovia Mortgage Loan Trust, LLC
Series 2005-B, Class 1A1, 2.774%, 10/20/35 (a)	511,817	441,987
WaMu Mortgage Pass-Through Certificates
Series 2002-S8, Class 2A7, 5.250%, 1/25/18	25,767	26,009
Series 2003-AR8, Class A, 2.479%, 8/25/33 (a)	9,937	10,042
Series 2001-AR3, Class 2A, 1.569%, 11/25/41 (a)	2,065,081	1,910,976
Series 2002-AR9, Class 2A, 1.853%, 7/25/42 (a)	268,915	250,530
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2002-AR1, Class 1A1, 2.509%, 11/25/30 (a)	28,781	28,688
Series 2004-RA1, Class 2A, 7.000%, 3/25/34	25,658	26,938
Series 2004-RA3, Class 2A, 6.328%, 8/25/38 (a)	42,171	44,550
Wells Fargo Alternative Loan Trust
Series 2002-1, Class 1A1, 6.250%, 8/25/32	922,935	931,451
Series 2007-PA4, Class 1A1, 2.854%, 7/25/37 (a)(f)	3,882,810	2,795,623
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, Class 1A1, 2.835%, 1/25/35 (a)	110,450	110,250
Series 2008-1R, Class A2, 2.856%, 6/26/35 (a)(d)	351,040	332,821
Series 2005-7, Class A2, 5.250%, 9/25/35	302,232	293,789
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $224,305,505)		217,421,443

U.S. GOVERNMENT AGENCY – 2.5%
FNMA TBA
3.500%, 6/15/41 (b)	10,000,000	10,467,115
Total U.S. Government Agency (cost $10,459,375)		10,467,115

PRIVATE FUND INVESTMENT – 1.4%
Semper Rising Rate Strategy LP (f)(h)(i)(j)(k)		6,002,695
Total Private Fund Investment (cost $6,000,000)		6,002,695

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Shares	Value
SHORT-TERM INVESTMENTS – 7.7%
First American Government
Obligations Fund – Class Z, 0.21% (c)	32,513,712	$32,513,712
Total Short-Term Investments (cost $32,513,712)		32,513,712
Total Investments (cost $449,450,159) – 102.9%		436,730,993
Liabilities less Other Assets – (2.9)%		(12,298,455)
TOTAL NET ASSETS – 100.0%		$424,432,538

(a)	Variable rate security. Rate shown reflects the rate in effect at May 31, 2016.
(b)	Security purchased on a when-issued basis. As of May 31, 2016, the total cost of investments purchased on a when-issued basis was $10,459,375 or 2.5% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2016.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of  May 31, 2016, the value of these investments was $167,076,737 or 39.4% of total net assets.

(e)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(g)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2016.
(h)	Non-income producing security.
(i)	The next available redemption date is June 30, 2016. Redemptions are allowed monthly and require 45 days notification.
(j)	Investment in affiliated security. This private fund is sub-advised by the Fund’s investment adviser.
(k)	Security is considered illiquid. As of May 31, 2016, the value of these investments was $6,002,695 or 1.4% of total net assets.
(l)	Interest only security.
FNMA – Federal National Mortgage Association
FHLMC – Federal Home Loan Mortgage Corporation
FREMF – Freddie Mac K Series
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – 24.8%
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)(d)	$603,782	$599,254
Bush Truck Leasing, LLC
Series 2011-AA, Class C, 5.000%, 9/25/18 (c)	24,435	24,256
BXG Receivables Note Trust
Series 2010-A, Class B, 7.500%, 3/2/26 (c)	505,398	515,769
Colony Mortgage Capital Ltd.
Series 2015-FL3, Class A, 2.386%, 9/5/32 (a)(c)(d)	214,642	213,569
DT Auto Owner Trust
Series 2015-3A, Class A, 1.660%, 3/15/19 (c)	141,109	141,175
Exeter Automobile Receivables Trust
Series 2014-1A, Class C, 3.570%, 7/15/19 (c)	655,000	660,270
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.730%, 10/15/20 (c)	500,000	500,160
Goldentree Loan Opportunities V Ltd.
Series 2007-5A, Class A, 1.328%, 10/18/21 (a)(c)	85,954	85,677
Golub Capital Management CLO Ltd.
Series 2007-1A, Class B, 1.157%, 7/31/21 (a)(c)	871,000	860,613
Invitation Homes Trust
Series 2014-SFR1, Class B, 1.934%, 6/17/31 (a)(c)	90,000	88,841
Series 2014-SFR2, Class B, 2.034%, 9/17/31 (a)(c)	1,000,000	989,187
Jasper CLO Ltd.
Series 2005-1A, Class B, 1.217%, 8/1/17 (a)(c)	21,958	21,900
KeyCorp Student Loan Trust
Series 2003-A, Class 2B, 1.168%, 1/25/37 (a)	427,485	354,143
LEAF Receivables Funding LLC
Series 2013-1, Class E2, 6.000%, 9/15/21 (c)	241,000	239,587
MarketPlace Loan Trust
Series 2015-OD3, Class A, 3.250%, 9/17/17 (c)(d)	113,717	112,865
MMcapS Funding XVII Ltd.
Series 2005-17A, Class A1, 1.023%, 12/1/35 (a)(c)(d)	223,465	177,655
New Residential Advance Receivables Trust Advance
Series 2015-T1, Class AT1, 2.315%, 8/15/46 (c)	380,000	380,026
NewStar Trust
Series 2007-1A, Class A1, 0.914%, 9/30/22 (a)(c)	27,816	27,693
One Wall Street CLO Ltd.
Series 2007-2A, Class B, 1.135%, 4/22/19 (a)(c)	224,807	223,961
Silver Bay Realty Trust
Series 2014-1, Class B, 1.884%, 9/17/31 (a)(c)	500,000	489,856
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	500,000	498,941

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
SLM Private Credit Student Loan Trust
Series 2003-C, Class A3, 2.949%, 9/15/32 (a)	$400,000	$392,982
Series 2003-C, Class A4, 2.940%, 9/15/32 (a)	200,000	195,491
Series 2003-C, Class A5, 2.930%, 9/15/32 (a)	550,000	537,600
SLM Student Loan Trust
Series 2012-7, Class A2, 0.726%, 9/25/19 (a)	138,236	137,010
Small Business Administration Participation Certificates
Series 2009-P10A, Class 1, 4.727%, 2/10/19	87,711	92,781
Series 2009-10E, Class 1, 3.080%, 9/1/19	106,151	108,512
Series 2009-10B, Class 1, 4.233%, 9/10/19	125,893	132,023
Series 2012-10E, Class 1, 0.980%, 9/1/22	279	277
South Carolina Student Loan Corp.
Series 2008-1, Class A3, 1.385%, 3/2/20 (a)	300,723	300,149
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A, 1.384%, 10/15/18 (a)(c)	390,000	385,879
Tricon American Homes Trust
Series 2015-SFR1, Class B, 2.084%, 5/17/32 (a)(c)	260,000	254,401
XXIII Capital Financing 1 PLC
Series 2016-1, 3.732%, 6/30/21 (d)	774,199	774,683
Total Asset-Backed Securities (cost $10,533,530)		10,517,186

COLLATERALIZED DEBT OBLIGATIONS – 2.4%
Latitude Management Real Estate Capital, Inc.
Series 2015-CRE1, 2.193%, 2/22/32 (a)(c)	320,000	319,031
Trapeza LLC
Series 2002-1A, Class B1, 1.405%, 11/30/32 (a)(c)(d)	282,252	224,391
Series 2004-7A, Class A1, 1.048%, 1/25/35 (a)(c)(d)	297,876	232,343
Series 2007-12A, Class A1, 0.920%, 4/6/42 (a)(c)(d)	321,388	233,006
Total Collateralized Debt Obligations (cost $1,076,181)		1,008,771

COMMERCIAL MORTGAGE-BACKED
SECURITIES – AGENCY – 8.1%
FNMA
Pool #382521, 7.500%, 7/1/18	384,416	390,309
Series 2012-M3, Class X1, 0.428%, 1/25/22 (a)(m)	8,535,609	125,705
GNMA REMIC Trust
Series 2011-110, Class A, 2.237%, 3/16/33	20,296	20,291
Series 2011-161, Class A, 1.738%, 1/16/34	151,927	152,003
Series 2010-14, Class QP, 6.000%, 12/20/39	10,706	11,091
Series 2014-40, Class AC, 2.400%, 11/16/41 (a)	510,177	521,350
Series 2013-68, Class AC, 1.300%, 2/16/46	748,348	724,937

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
GNMA REMIC Trust (Continued)
Series 2013-46, Class AC, 1.890%, 3/16/46 (a)	$482,281	$475,144
Series 2012-123, Class A, 1.042%, 7/16/46	1,017,818	978,851
Series 2009-4, Class IO, 0.897%, 1/16/49 (a)(m)	1,928,108	54,672
Total Commercial Mortgage-Backed
Securities – Agency (cost $3,494,506)		3,454,353

COMMERCIAL MORTGAGE-BACKED
SECURITIES – NON-AGENCY – 14.3%
Amresco Independence Funding, Inc.
Series 1999-1A, Class A, 2.000%, 7/15/26 (a)(c)(d)	225,381	199,462
Banc of America Large Loan
Series 2010-UB4, Class A4B, 5.108%, 12/20/41 (a)(c)(d)	44,376	44,376
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class F, 5.850%, 11/11/41 (a)(c)	550,200	573,333
Series 2004-PWR5, Class F, 5.483%, 7/11/42 (a)(c)	230,000	238,556
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class A, 2.142%, 7/15/30 (a)(c)	490,000	487,924
Series 2015-RUM, Class B, 2.584%, 7/15/30 (a)(c)	500,000	488,903
CNL Commercial Mortgage Loan Trust
Series 2002-1A, Class A, 1.046%, 10/25/28 (a)(c)	71,347	63,842
Series 2003-2A, Class A1, 0.886%, 10/25/30 (a)(c)	212,759	191,105
Comm Mortgage Trust
Series 2000-C1, Class G, 6.850%, 8/15/33 (a)(c)	143,855	146,529
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class H, 5.529%, 11/15/37 (a)(c)(d)	427,834	196,803
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	530,000	576,308
DLJ Commercial Mortgage Trust
Series 1998-CF1, Class B6, 6.410%, 2/15/31 (c)	380,041	378,004
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class B, 4.810%, 1/15/36 (a)	170,000	170,228
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class B, 1.396%, 2/25/30 (a)(c)	163,135	125,026
Series 2007-3A, Class 2A3, 6.150%, 10/25/37 (a)(c)	94,122	93,545
ML-CFC Commercial Mortgage Trust
Series 2006-2, Class B, 6.197%, 6/12/46 (a)(c)	500,000	498,467
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class AJ, 4.770%, 7/15/56 (c)	124,707	124,507
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A, 2.000%, 7/27/49 (c)(d)	49,469	49,140

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
STRIPs Ltd.
Series 2012-1A, Class A, 1.500%, 12/25/44 (c)	$408,272	$406,030
Velocity Commercial Capital Loan Trust
Series 2014-1, Class A, 2.446%, 9/25/44 (a)(c)	280,436	274,204
Series 2015-1, Class AFL, 2.876%, 6/25/45 (a)(c)(d)	391,725	391,725
Series 2016-1, Class AFL, 2.896%, 4/25/46 (a)(c)(d)	247,430	247,430
WaMu Commercial Mortgage Securities Trust
Series 2005-C1A, Class J, 5.170%, 5/25/36 (a)(c)	97,019	96,722
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $6,225,538)		6,062,169

MUNICIPAL BONDS – 1.4%
Indiana – 0.2%
Indiana Housing & Community Development
Authority Revenue Bonds
4.550%, 7/1/27 (Callable 7/1/16)	100,000	100,278
New Hampshire – 0.8%
New Hampshire Housing Finance Authority Revenue Bonds
3.750%, 7/1/34 (Callable 7/1/23)	315,000	328,362
New Jersey – 0.1%
New Jersey Housing & Mortgage Finance Agency
2.164%, 11/1/19	65,000	65,243
Oregon – 0.3%
State of Oregon Housing & Community Services
Department Revenue Bonds
5.000%, 1/1/42 (Callable 7/1/22)	105,000	111,277
Total Municipal Bonds (cost $605,115)		605,160

PRINCIPAL ONLY BOND – 0.6%
South Carolina Student Loan Corp.
0.939%, 1/25/41	279,684	269,866
Total Principal Only Bond (cost $278,953)		269,866

RESIDENTIAL MORTGAGE-BACKED
SECURITIES – AGENCY – 7.6%
FDIC Fuaranteed Notes Trust
Series 2010-S2, Class 2A, 2.570%, 7/29/47 (c)	231,869	234,705

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
FHLMC
Series 129, Class H, 8.850%, 3/15/21	$16,273	$17,674
Series 3845, Class NA, 3.250%, 4/15/25	38,766	39,131
Series 3823, Class GA, 3.500%, 1/15/26	17,829	18,601
Series 3834, Class GA, 3.500%, 3/15/26	27,214	28,521
Series 4024, Class KP, 2.000%, 3/15/42	215,887	220,212
Series 4135, Class BQ, 2.000%, 11/15/42	174,173	176,488
Series T-62, Class 1A1, 1.576%, 10/25/44 (a)	322,370	327,662
FNMA
Series 2010-137, Class MC, 3.000%, 10/25/38	84,710	85,315
Series 2010-118, Class DJ, 2.500%, 10/25/39	64,575	65,797
Series 2012-113, Class PB, 2.000%, 10/25/40	24,752	24,884
Series 2012-80, Class HD, 3.000%, 1/25/42	288,316	294,008
Series 2013-14, Class PB, 1.000%, 3/25/43	284,073	286,572
FNMA Grantor Trust
Series 2004-T5, Class AB7, 0.939%, 5/28/35 (a)	573,409	504,936
GNMA
Series 2012-143, Class XC, 1.250%, 12/16/27	474,501	465,858
Series 2008-55, Class WT, 5.432%, 6/20/37 (a)	26,885	29,150
Series 2009-75, Class LC, 4.000%, 10/20/38	15,381	15,732
Series 2010-144, Class DK, 3.500%, 9/16/39	185,741	191,011
Series 2010-150, Class GD, 2.500%, 9/20/39	77,383	77,343
Series 2013-H10, Class FA, 0.837%, 3/20/63 (a)	145,072	143,803
Total Residential Mortgage-Backed
Securities – Agency (cost $3,235,574)		3,247,403

RESIDENTIAL MORTGAGE-BACKED
SECURITIES – NON-AGENCY – 19.1%
Aames Mortgage Trust
Series 2002-2, Class A2, 5.000%, 3/25/33 (h)	13,061	13,032
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 1.446%, 1/25/33 (a)	279,564	241,615
Series 2003-2, Class A3, 1.186%, 10/25/33 (a)	87,244	77,640
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A, 1.026%, 7/25/32 (a)	12,688	11,904
Series 2002-BC6, Class A1, 1.086%, 8/25/32 (a)	26,729	25,909
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-2, Class A5, 7.300%, 2/25/28 (h)	305,400	306,319
Series 1998-3, Class A7, 0.926%, 7/25/28 (a)	150,057	136,146
Argent Securities, Inc.
Series 2003-W7, Class M2, 3.064%, 3/25/34 (a)	43,421	42,667
Series 2004-W9, Class A2, 1.079%, 6/26/34 (a)	174,702	163,770

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
Banc of America Funding Corp.
Series 2009-R6, Class 3A1, 2.219%, 1/26/37 (a)(c)	$14,175	$14,154
Banc of America Mortgage Securities, Inc.
Series 2004-5, Class 4A1, 4.750%, 6/25/19	59,386	59,440
Series 2004-K, Class 4A1, 2.779%, 12/25/34 (a)	38,218	37,232
Bayview Financial Acquisition Trust
Series 2006-D, Class 1A5, 5.668%, 12/28/36 (h)	400,081	407,099
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	88,101	42,737
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A-1, 1.106%, 10/25/32 (a)	5,536	5,267
Series 2003-AC5, Class A2, 5.500%, 10/25/33 (h)	7,224	7,395
Series 2005-CL1, Class A1, 0.832%, 9/25/34 (a)	848,631	810,625
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.307%, 3/25/31 (a)	86,989	87,620
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 1.059%, 3/25/34 (a)	172,390	133,696
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (h)	43,835	43,951
Series 2002-D, Class AF6, 4.660%, 12/25/32 (a)	3,028	3,064
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28 (a)	279,267	279,250
Countrywide Alternative Loan Trust
Series 2004-J3, Class 1A1, 5.500%, 4/25/34	73,618	75,026
Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	14,598	14,245
Series 2005-64CB, Class 1A7, 5.500%, 12/25/35	50,938	50,800
Countrywide Home Loans
Series 2004-J1, Class 1A1, 4.500%, 1/25/19	6,569	6,619
Countywide Asset-Backed Certificates
Series 2004-BC1, Class M2, 2.051%, 1/25/34 (a)	10,456	9,780
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-6, Class 5A1, 4.500%, 9/25/19	133,699	132,935
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (h)	10	10
Delta Funding Home Equity Loan Trust
Series 1997-2, Class A7, 0.866%, 6/25/27 (a)	31,702	29,857
Encore Credit Receivables Trust
Series 2005-3, Class M2, 1.181%, 10/25/35 (a)	507,910	500,416
Equity One Mortgage Pass-Through Trust
Series 2004-2, Class AV2, 0.946%, 7/25/34 (a)	335,083	257,203
GMACM Home Equity Loan Trust
Series 2001-HE2, Class 1A1, 0.886%, 12/25/26 (a)	153,810	150,996
Series 2003-HE2, Class A5, 4.590%, 4/25/33 (h)	33,268	33,415

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	$169,231	$170,258
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (h)	25,064	23,492
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1A2, 7.500%, 1/25/35 (c)	54,716	56,033
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A4, 0.736%, 1/25/36 (a)	25,000	24,670
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (h)	363,619	362,454
Series 2002-9F, Class M1, 5.867%, 12/25/32 (h)	54,470	54,906
Irwin Home Equity Loan Trust
Series 2005-1, Class M1, 5.920%, 6/25/35 (h)	260,980	264,122
MASTR Alternative Loan Trust
Series 2003-2, Class 5A1, 5.500%, 3/25/18	253,605	254,477
MASTR Asset Securitization Trust
Series 2003-6, Class 8A1, 5.500%, 7/25/33	53,577	54,882
Series 2003-7, Class 4A44, 5.250%, 9/25/33	87,205	88,475
Series 2003-10, Class 3A1, 5.500%, 11/25/33	502,865	511,192
Mellon Residential Funding Corp.
Mortgage Pass-Through Trust
Series 1999-TBC3, Class A2, 2.610%, 10/20/29 (a)	126,678	123,446
RASC Trust
Series 2005-KS8, Class M3, 0.926%, 8/25/35 (a)	100,000	95,143
RBSSP Resecuritization Trust
Series 2009-2, Class 4A1, 2.837%, 5/26/37 (a)(c)	124,147	123,239
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 1.339%, 8/25/34 (a)	130,026	125,197
Residential Funding Mortgage Securities I, Inc.
Series 2006-SA4, Class 2A1, 3.966%, 11/25/36 (a)	63,360	56,085
Residential Funding Mortgage Securities II, Inc.
Series 2003-HI4, Class AI5, 6.260%, 2/25/29 (h)	184,564	189,565
Saxon Asset Securities Trust
Series 2002-3, Class M1, 1.571%, 12/25/32 (a)	16,224	15,111
Specialty Underwriting & Residential Finance Trust
Series 2003-BC3, Class A, 1.146%, 8/25/34 (a)	233,018	184,081
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-6XS, Class A4, 1.091%, 3/25/35 (a)	38,262	38,261
Structured Asset Mortgage Investments, Inc.
Series 2006-AR3, Class 24A1, 2.944%, 5/25/36 (a)	310,027	172,030
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-4XS, Class 1A3, 5.000%, 3/25/35 (h)	32,377	32,382
The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount	Value
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-S2, Class M1A, 1.421%, 12/25/33 (a)	$77,857	$74,869
Series 2003-S2, Class M1F, 5.370%, 12/25/33 (h)	233,570	233,106
SunTrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 3A1, 6.024%, 2/25/37 (a)	33,288	33,246
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	9,528	9,731
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A, 1.928%, 2/27/34 (a)	64,347	63,060
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	152,956	155,506
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, Class 1A1, 2.835%, 1/25/35 (a)	315,571	315,001
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $8,086,251)		8,115,854

PRIVATE FUND INVESTMENT – 3.5%
Semper Rising Rate Strategy LP (d)(i)(j)(k)(l)		1,500,674
Total Private Fund Investment (cost $1,500,000)		1,500,674

U.S. TREASURY NOTES – 7.1%
U.S, Treasury Note
0.500%, 7/31/16	3,000,000	3,001,059
Total U.S. Treasury Notes (cost $3,001,037)		3,001,059

SHORT-TERM INVESTMENTS – 9.9%
U.S. Treasury Bills – 5.9%
U.S. Treasury Bill
0.033%, 6/30/16 (n)	2,500,000	2,499,512
Total U.S. Treasury Bills (cost $2,499,537)		2,499,512

Private Placement Participation Agreements – 1.3%
BasePoint – BP GFM Trust, Series SPL-I
8.000%, 12/31/25 (d)(f)	214,085	214,085
BasePoint – BP GFM Trust, Series SPL-III Jr.
10.000%, 5/5/17 (d)(e)	250,000	250,000
BasePoint – BP GFM Trust, Series SPL-III Sr.
8.000%, 5/5/17 (d)(e)	78,956	78,956

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

	Principal
	Amount/Shares	Value
BasePoint Merchant Lending Trust, Series SPL-II
8.000%, 5/31/16 (d)(g)	$1,185	$1,185
Total Private Placement
Participation Agreements (cost $544,226)		544,226
Money Market Fund – 2.7%
First American Government
Obligations Fund – Class Z, 0.21% (b)	1,143,220	1,143,220
Total Money Market Fund (cost $1,143,220)		1,143,220
Total Short-Term Investments (cost $4,186,983)		4,186,958
Total Investments (cost $42,223,668) – 98.8%		41,969,453
Other Assets less Liabilities – 1.2%		528,118
TOTAL NET ASSETS – 100.0%		$42,497,571

(a)	Variable rate security. Rate shown reflects the rate in effect at May 31, 2016.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2016.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2016, the value of these investments was $14,695,871 or 34.6% of total net assets.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(e)
Agreement is illiquid.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP GFM Trust, Series SLP-III.  As of May 31, 2016, the value of this investment was $328,956 or 0.8% of total net assets.

(f)
Agreement is illiquid.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP GFM Trust, Series SPL-I.  As of May 31, 2016, the value of this investment was $214,085 or 0.5% of total net assets.

(g)
Agreement is illiquid.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint Merchant Lending Trust, Series SPL-II. As of May 31, 2016, the value of this investment was $1,185 or 0.0% of total net assets.

(h)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2016.
(i)	Non-income producing security.
(j)	Security is considered illiquid. As of May 31, 2016, the value of these investments was $1,500,674 or 3.5% of total net assets.
(k)	The next available redemption date is June 30, 2016. Redemptions are allowed monthly and require 45 days notification.
(l)	Investment in affiliated security. This private fund is sub-advised by the Fund’s investment adviser.
(m)	Interest only security.
(n)	Rate shown is the discount rate at May 31, 2016.
FDIC – Federal Deposit Insurance Corporation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2016 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY - 2.5%
FNMA TBA
3.500%, due 6/15/41	$1,000,000	$1,046,712
Total U.S. Government Agency (cost $1,048,985)		$1,046,712

TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2016 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value:
Non-affiliates (identified cost $443,450,159
and $40,723,668, respectively)	$430,728,298	$40,468,779
Affiliates (identified cost $6,000,000 and
$1,500,000, respectively)	6,002,695	1,500,674
Total investments in securities, at value
(identified cost $449,450,159 and
$42,223,668, respectively)	436,730,993	41,969,453
Cash	12,336	434,756
Receivables
Fund shares issued	516,681	3,000
Securities sold	—	3,187,787
Interest	1,292,667	109,919
Prepaid expenses	107,329	10,658
Total assets	438,660,006	45,715,573

LIABILITIES
Securities sold short
(proceeds $0 and $1,048,985, respectively)	—	1,046,712
Payables
Dividends	769,684	53
Investments purchased	12,733,615	2,099,833
Fund shares redeemed	349,139	4,669
Interest on securities sold short	—	2,100
Due to Adviser	175,237	2,312
12b-1 fees	23,317	457
Custody fees	8,532	2,124
Administration and fund accounting fees	102,359	31,383
Transfer agent fees and expenses	36,389	12,517
Audit fees	10,564	10,334
Shareholder reporting	14,873	1,772
Chief Compliance Officer fee	2,249	2,250
Accrued expenses	1,510	1,486
Total liabilities	14,227,468	3,218,002
NET ASSETS	$424,432,538	$42,497,571

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2016 (Unaudited), Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$273,843
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	25,835
Net asset value and
redemption price per share	$10.60
Maximum offering price per share (Net asset
value per share divided by 98.00%)	$10.82
Investor Class
Net assets applicable to shares outstanding	$60,985,086	$722,024
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	5,752,094	72,933
Net asset value, offering and
redemption price per share	$10.60	$9.90
Institutional Class
Net assets applicable to shares outstanding	$363,173,609	$41,775,547
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	34,229,303	4,214,450
Net asset value, offering and
redemption price per share	$10.61	$9.91

COMPONENTS OF NET ASSETS
Paid-in capital	$440,778,152	$43,968,699
Accumulated net investment income/(loss)	(1,118,231)	39,450
Accumulated net realized loss from
investments and securities sold short	(2,508,217)	(1,258,636)
Net unrealized appreciation/(depreciation) on:
Investments	(12,719,166)	(254,215)
Securities sold short	—	2,273
Net assets	$424,432,538	$42,497,571

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2016 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$13,363,663	$723,415
Total income	13,363,663	723,415

Expenses
Advisory fees (Note 4)	968,126	75,951
Administration and fund
accounting fees (Note 4)	227,163	66,113
Transfer agent fees and expenses (Note 4)	191,100	25,304
12b-1 fees – Class A (Note 5)	84	—
12b-1 fees – Investor Class (Note 5)	81,887	1,481
Registration fees	63,490	4,311
Custody fees (Note 4)	38,839	6,166
Shareholder reporting	13,275	998
Audit fees	10,576	10,347
Trustees fees	6,864	4,857
Miscellaneous	6,594	2,219
Legal fees	5,527	3,960
Chief Compliance Officer fee (Note 4)	4,500	4,500
Insurance expense	2,554	1,066
Interest expense (Note 7)	1,946	—
Total expenses	1,622,525	207,273
Advisory fee recoupment
or waiver (Note 4)	73,513	(75,594)
Net expenses	1,696,038	131,679
Net investment income	11,667,625	591,736

REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain/(loss) on:
Investments	(2,404,030)	49,488
Securities sold short	—	(93,789)
Net change in unrealized
appreciation/(depreciation) on:
Investments	(9,704,899)	(338,282)
Securities sold short	—	22,312
Net realized and unrealized loss on
investments and securities sold short	(12,108,929)	(360,271)
Net Increase/(Decrease) in Net Assets
Resulting from Operations	$(441,304)	$231,465

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$11,667,625	$12,220,611
Net realized gain/(loss) from investments	(2,404,030)	1,065,522
Net change in unrealized
depreciation on investments	(9,704,899)	(3,919,828)
Net increase/(decrease) in net assets
resulting from operations	(441,304)	9,366,305

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(2,325)	—
Investor Class	(1,793,143)	(2,021,980)
Institutional Class	(10,577,901)	(11,843,576)
From net realized gain on investments
Investor Class	—	(167,373)
Institutional Class	—	(799,952)
Total distributions to shareholders	(12,373,369)	(14,832,881)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	9,731,199	280,254,304
Total increase/(decrease) in net assets	(3,083,474)	274,787,728

NET ASSETS
Beginning of period	427,516,012	152,728,284
End of period	$424,432,538	$427,516,012
Accumulated net investment loss	$(1,118,231)	$(412,487)

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Class A
	Period Ended
	May 31, 2016* (Unaudited)
	Shares	Paid-in Capital
Shares sold	27,423	$291,718
Shares issued on
reinvestments
of distributions	137	1,455
Shares redeemed	(1,725)	(18,285)
Net increase	25,835	$274,888

Investor Class
	Six Months Ended		Year Ended
	May 31, 2016 (Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,249,811	$35,122,811	6,291,616	$69,249,018
Shares issued on
reinvestments
of distributions	156,964	1,675,443	188,534	2,071,189
Shares redeemed	(3,803,392)	(40,749,625)	(2,688,405)	(29,567,612)
Net increase/(decrease)	(396,617)	$(3,951,371)	3,791,745	$41,752,595

Institutional Class
	Six Months Ended		Year Ended
	May 31, 2016 (Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	16,355,564	$176,654,194	34,753,976	$383,443,086
Shares issued on
reinvestments
of distributions	603,190	6,435,135	671,255	7,377,910
Shares redeemed	(15,747,584)	(169,681,647)	(13,823,644)	(152,319,287)
Net increase	1,211,170	$13,407,682	21,601,587	$238,501,709

*	Commenced operations on December 18, 2015.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$591,736	$1,469,454
Net realized loss from investments
and securities sold short	(44,301)	(1,114,032)
Net change in unrealized appreciation/
(depreciation) from investments
and securities sold short	(315,970)	404,654
Net increase in net assets
resulting from operations	231,465	760,076

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(17,907)	(24,226)
Institutional Class	(664,292)	(1,536,962)
From net realized gain on investments
Investor Class	—	(905)
Institutional Class	—	(50,851)
Total distributions to shareholders	(682,199)	(1,612,944)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(1,658,627)	(16,679,184)
Total decrease in net assets	(2,109,361)	$(17,532,052)

NET ASSETS
Beginning of period	44,606,932	62,138,984
End of period	$42,497,571	$44,606,932
Accumulated net investment income	$39,450	$129,913

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class
	Six Months Ended		Year Ended
	May 31, 2016 (Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	49,120	$486,035	124,505	$1,248,698
Shares issued on
reinvestments
of distributions	695	6,893	1,930	19,489
Shares redeemed	(135,910)	(1,348,663)	(56,409)	(569,029)
Net increase/(decrease)	(86,095)	$(855,735)	70,026	$699,158

Institutional Class
	Six Months Ended		Year Ended
	May 31, 2016 (Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	7,296	$72,513	591,533	$5,983,374
Shares issued on
reinvestments
of distributions	66,901	663,856	156,368	1,579,509
Shares redeemed	(155,022)	(1,539,261)	(2,456,182)	(24,941,225)
Net decrease	(80,825)	$(802,892)	(1,708,281)	$(17,378,342)

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENT OF CASH FLOWS For the Six Months Ended May 31, 2016-  (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$231,465
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchases of investments	(27,043,727)
Purchases to cover securities sold short	(21,744,508)
Proceeds from sales of long-term investments	31,766,520
Proceeds from securities sold short	19,612,398
Purchases of short-term investments, net	(2,497,296)
Amortization and accretion of premium and discount	(58,856)
Net realized gain on investments	(87,512)
Net realized loss on short transactions	93,789
Change in unrealized appreciation on investments	338,282
Change in unrealized depreciation on short transactions	(22,312)
(Increases) decreases in operating assets:
Decrease in dividends and interest receivable	8,121
Decrease in receivable for investment securities sold	105,947
Decrease in receivable from Adviser	1,977
Increase in prepaid expenses and other assets	(5,740)
Increases (decreases) in operating liabilities:
Increase in payable for investment securities purchased	2,098,647
Increase in payable to Adviser	2,312
Decrease in payable for distribution fees	(533)
Decrease in accrued interest expense	(525)
Decrease in other accrued expenses	(12,720)
Net cash used in operating activities	2,785,729

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	555,548
Payment on shares redeemed	(2,953,785)
Cash distributions paid to shareholders	(13,952)
Net cash provided by financing activities	(2,412,189)

Net change in cash	373,540

CASH:
Beginning balance	61,216
Ending balance	$434,756

SUPPLEMENTAL DISCLOSURES:
Non-cash financing activities – distributions reinvested	$670,749

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Class A
	December 18,
	2015*
	through
	May 31, 2016
	(Unaudited)
Net asset value, beginning of period	$10.92

Income from investment operations:
Net investment income	0.25	^
Net realized and unrealized loss on investments	(0.27)
Total from investment operations	(0.02)

Less distributions:
From net investment income	(0.30)
Total distributions	(0.30)
Net asset value, end of period	$10.60

Total return	-0.14	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$274
Ratio of expenses to average net assets:
Before recoupment	0.99	%++
After recoupment	1.00	%++
Ratio of net investment income to average net assets:
Before recoupment	5.15	%++
After recoupment	5.14	%++
Portfolio turnover rate	50	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
	Six Months
	Ended				July 22, 2013*
	May 31,		Year Ended		through
	2016		November 30,		November 30,
	(Unaudited)		2015	2014	2013
Net asset value, beginning of period	$10.91		$11.08	$10.75	$10.00

Income from investment operations:
Net investment income	0.28	^	0.51 ^	0.55 ^	0.08
Net realized and unrealized
gain/(loss) on investments	(0.29)		(0.05)	0.38	0.75
Total from investment operations	(0.01)		0.46	0.93	0.83

Less distributions:
From net investment income	(0.30)		(0.56)	(0.57)	(0.08)
From net realized gain on investments	—		(0.07)	(0.03)	—
Total distributions	(0.30)		(0.63)	(0.60)	(0.08)
Net asset value, end of period	$10.60		$10.91	$11.08	$10.75

Total return	-0.11	%+	4.26%	8.84%	8.31	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$60,985		$67,073	$26,121	$2,969
Ratio of expenses to average net assets:
Before fee waiver, expense
reimbursement and recoupment	0.97	%++	0.99%	1.12%	3.80	%++
After fee waiver, expense
reimbursement and recoupment	1.00	%++	1.00%	1.00%	1.00	%++
Ratio of net investment income
to average net assets:
Before fee waiver, expense
reimbursement and recoupment	5.26	%++	4.65%	4.83%	1.45	%++
After fee waiver, expense
reimbursement and recoupment	5.23	%++	4.64%	4.95%	4.25	%++
Portfolio turnover rate	50	%+	166%	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended				July 22, 2013*
	May 31,		Year Ended		through
	2016		November 30,		November 30,
	(Unaudited)		2015	2014	2013
Net asset value, beginning of period	$10.92		$11.09	$10.75	$10.00

Income from investment operations:
Net investment income	0.29	^	0.54 ^	0.58 ^	0.08
Net realized and unrealized
gain/(loss) on investments	(0.29)		(0.05)	0.38	0.75
Total from investment operations	0.00		0.49	0.96	0.83

Less distributions:
From net investment income	(0.31)		(0.59)	(0.59)	(0.08)
From net realized gain on investments	—		(0.07)	(0.03)	—
Total distributions	(0.31)		(0.66)	(0.62)	(0.08)
Net asset value, end of period	$10.61		$10.92	$11.09	$10.75

Total return	0.02	%+	4.51%	9.18%	8.35	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$363,174		$360,443	$126,607	$30,576
Ratio of expenses to average net assets:
Before fee waiver, expense
reimbursement and recoupment	0.71	%++	0.74%	0.89%	3.65	%++
After fee waiver, expense
reimbursement and recoupment	0.75	%++	0.75%	0.75%	0.75	%++
Ratio of net investment income
to average net assets:
Before fee waiver, expense
reimbursement and recoupment	5.48	%++	4.88%	5.10%	1.54	%++
After fee waiver, expense
reimbursement and recoupment	5.44	%++	4.87%	5.24%	4.44	%++
Portfolio turnover rate	50	%+	166%	142%	114	%+
*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	Six Months						December 23,
	Ended						2010*
	May 31,						through
	2016		Year Ended November 30,				November 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period	$10.00		$10.19	$10.23	$10.39	$10.25	$10.00

Income from investment operations:
Net investment income	0.12	^	0.29 ^	0.13 ^	0.13	0.11	0.14
Net realized and unrealized
gain/(loss) on investments	(0.08)		(0.16)	0.06	(0.11)	0.27	0.25
Total from investment operations	0.04		0.13	0.19	0.02	0.38	0.39

Less distributions:
From net investment income	(0.14)		(0.31)	(0.21)	(0.15)	(0.13)	(0.14)
From net realized
gain on investments	—		(0.01)	(0.02)	(0.03)	(0.11)	—
Total distributions	(0.14)		(0.32)	(0.23)	(0.18)	(0.24)	(0.14)
Net asset value, end of period	$9.90		$10.00	$10.19	$10.23	$10.39	$10.25

Total return	0.43	%+	1.23%	1.86%	0.18%	3.84%	3.89	%+

Ratios/supplemental data:
Net assets,
end of period (thousands)	$722		$1,591	$907	$1,173	$856	$207
Ratio of expenses
to average net assets:
Before fee waiver and
expense reimbursement	1.19	%++	1.35%	1.84%	2.91%	3.40%	8.07	%++
After fee waiver and
expense reimbursement#	0.85	%++	1.02%	1.13%	0.92%	0.85%	0.85	%++
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	2.13	%++	2.59%	0.58%	(0.69)%	(1.47)%	(5.70	)%++
After fee waiver and
expense reimbursement	2.47	%++	2.92%	1.29%	1.30%	1.08%	1.52	%++
Portfolio turnover rate	46	%+	56%	92%	108%	78%	87	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#
Excluding interest expense, the ratio of expenses to average net assets would have been 0.85%, 0.85%, 0.85% and 0.85% for the six months ended May 31, 2016 and the years ended November 30, 2015, 2014, and 2013, respectively.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months						December 23,
	Ended						2010*
	May 31,						through
	2016		Year Ended November 30,				November 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period	$10.01		$10.20	$10.24	$10.40	$10.26	$10.00

Income from investment operations:
Net investment income	0.14	^	0.32 ^	0.24 ^	0.16	0.14	0.16
Net realized and unrealized
gain/(loss) on investments	(0.08)		(0.17)	(0.03)	(0.12)	0.27	0.26
Total from investment operations	0.06		0.15	0.21	0.04	0.41	0.42

Less distributions:
From net investment income	(0.16)		(0.33)	(0.23)	(0.17)	(0.16)	(0.16)
From net realized
gain on investments	—		(0.01)	(0.02)	(0.03)	(0.11)	—
Total distributions	(0.16)		(0.34)	(0.25)	(0.20)	(0.27)	(0.16)
Net asset value, end of period	$9.91		$10.01	$10.20	$10.24	$10.40	$10.26

Total return	0.57	%+	1.48%	2.11%	0.42%	4.10%	4.22	%+

Ratios/supplemental data:
Net assets,
end of period (thousands)	$41,776		$43,016	$61,232	$51,382	$23,050	$6,478
Ratio of expenses
to average net assets:
Before fee waiver and
expense reimbursement	0.95	%++	1.14%	1.06%	1.15%	2.51%	4.27	%++
After fee waiver and
expense reimbursement#	0.60	%++	0.81%	0.90%	0.68%	0.60%	0.60	%++
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	2.38	%++	2.82%	2.14%	1.09%	(0.58)%	(1.97	)%++
After fee waiver and
expense reimbursement	2.73	%++	3.15%	2.30%	1.56%	1.33%	1.70	%++
Portfolio turnover rate	46	%+	56%	92%	108%	78%	87	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#
Excluding interest expense, the ratio of expenses to average net assets would have been 0.60%, 0.60%, 0.60% and 0.60% for the six months ended May 31, 2016 and the years ended November 30, 2015, 2014, and 2013, respectively.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  Prior to March 31, 2014, the Semper Short Duration Fund was a series of Forum Funds. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Semper MBS Total Return Fund (“MBS Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  Each Fund currently offers Investor Class shares and Institutional Class shares and the MBS Total Return Fund offers Class A shares.  The MBS Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013 and the Class A shares commenced operations on December 18, 2015.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015, or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The MBS Total Return Fund distributes substantially all net investment income, if any, monthly.  The Short Duration Fund declares dividends from net investment income daily and distributes the dividends to shareholders monthly.  The Funds distribute any realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  Restricted securities, such as those issued pursuant to Rule 144a under the Securities Act of 1933, may be deemed to be liquid as determined by Semper Capital Management, L.P. (the “Adviser”).  All of the restricted securities held by the Funds at May 31, 2016 consist of

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

securities issued under Rule 144a and have all been deemed to be liquid by the Adviser.

E.
Illiquid Securities: A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At May 31, 2016, the MBS Total Return Fund and the Short Duration Fund had investments in illiquid securities with a total value of $6,002,695 or 1.4% of net assets and $2,044,900 or 4.8% of net assets, respectively.

		Dates	Cost
MBS Total Return Fund		Acquired	Basis
Semper Rising Rate Strategy LP		11/15	$6,000,000

		Dates	Cost
Short Duration Fund	PAR	Acquired	Basis
Semper Rising Rate Strategy LP		11/15	$1,500,000
BasePoint – BP GFM Trust,
Series SPL-I	$214,085	8/14	214,085
BasePoint – BP GFM Trust,
Series SPL-III Sr. – 8.00%	78,956	10/14	78,956
BasePoint – BP GFM Trust,
Series SPL-III Jr. – 10.00%	250,000	10/14	250,00
BasePoint Merchant
Lending Trust	1,185	4/16	1,185

F.
Repurchase Agreements:  Under a master repurchase agreement with a broker counterparty and custodian, each Fund may enter into transactions whereby the Fund purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreement”).  The Funds, through the custodian, take possession of securities collateralizing the repurchase agreement, the fair value of which exceeds the amount of the repurchase transaction, including accrued interest.  If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The Funds did not hold repurchase agreements during the six months ended May 31, 2016.

G.
Short Sales:  The Funds are authorized to make short sales of securities. In a typical short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

sale, a Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. A Fund is said to have a “short position” in the securities sold until it delivers them to the broker. Until the security is replaced, the proceeds of the short sale are retained by the broker, and a Fund is required to pay to the broker a negotiated portion of any interest which accrues during the period of the loan. To meet current margin requirements, a Fund may also be required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  A Fund is also required to segregate or earmark liquid assets on its books to cover its obligation to return the security.

The adviser will generally sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Funds will utilize forward-settling sales of agency residential mortgage-backed securities where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.

H.
Investment in Affiliated Security: Each Fund made an investment in a private fund that is sub-advised by the Funds’ investment adviser resulting in that private fund being considered an affiliated investment, as defined in the 1940 Act. The market value of the affiliated investment as of May 31, 2016 amounted to $6,002,695 or 1.4% of net assets in the MBS Total Return Fund and $1,500,674 or 3.5% of net assets in the Short Duration Fund. Transactions during the six months ended May 31, 2016 in each Fund in which the investment in the private fund was considered an “affiliated investment” are as follows:

	MBS Total	Short
	Return Fund	Duration Fund
Beginning Cost	$6,000,000	$1,500,000
Purchase Cost	—	—
Sales Cost	—	—
Ending Cost	$6,000,000	$1,500,000
Dividend Income	—	—
Net Realized Gain/(Loss)	—	—

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

J.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

K.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities:  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities:  U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2016:

MBS Total Return Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$14,720,644	$27,860,437	$42,581,081
Collateralized Debt
Obligations	—	907,962	5,055,509	5,963,471
Commercial Mortgage-
Backed Securities – Agency	—	12,348,409	5,705,780	18,054,189
Commercial Mortgage-
Backed Securities –
Non-Agency	—	94,196,972	5,937,545	100,134,517
Corporate Bonds	—	1,278,825	—	1,278,825
Residential Mortgage- Backed
Securities – Agency	—	2,313,945	—	2,313,945
Residential Mortgage- Backed
Securities – Non-Agency	—	211,312,430	6,109,013	217,421,443
U.S. Government Agencies	—	10,467,115	—	10,467,115
Total Fixed Income	—	347,546,302	50,668,284	398,214,586
Private Fund Investment	—	—	6,002,695	6,002,695
Short-Term Securities	32,513,712	—	—	32,513,712
Total Investments	$32,513,712	$347,546,302	$56,670,979	$436,730,993

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

Short Duration Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income
Asset-Backed Securities	$—	$8,639,160	$1,878,026	$10,517,186
Collateralized Debt Obligation	—	319,031	689,740	1,008,771
Commercial Mortgage-Backed
Securities – Agency	—	3,454,353	—	3,454,353
Commercial Mortgage-Backed
Securities – Non-Agency	—	4,933,233	1,128,936	6,062,169
Municipal Bonds	—	605,160	—	605,160
Principal Only Bond	—	269,866	—	269,866
Residential Mortgage-Backed
Securities – Agency	—	3,247,403	—	3,247,403
Residential Mortgage-Backed
Securities – Non-Agency	—	8,115,854	—	8,115,854
U.S. Treasury Notes	—	3,001,059	—	3,001,059
U.S. Treasury Bills	—	2,499,512	—	2,499,512
Total Fixed Income	—	35,084,631	3,696,702	38,781,333
Private Placement
Participation Agreements	—	—	544,226	544,226
Private Fund Investment	—	—	1,500,674	1,500,674
Money Market Fund	1,143,220	—	—	1,143,220
Total Assets	$1,143,220	$35,084,631	$5,741,602	$41,969,453
Liabilities:
Securities Sold Short	$—	$1,046,712	$—	$1,046,712
Total Liabilities	$—	$1,046,712	$—	$1,046,712

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.  Transfers between levels are recognized at May 31, 2016, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

MBS Total Return Fund

	Investments in Securities, at Value
		Collateralized	Commercial	Commercial
	Asset-Backed	Debt	MBS –	MBS –
	Securities	Obligations	Agency	Non-Agency
Balance as of November 30, 2015	$21,315,175	$3,616,757	$7,571,410	$10,647,301
Accrued discounts/premiums	91,237	74,181	51,001	20,336
Realized gain/(loss)	51,685	18,468	4,164	(385,336)
Change in unrealized
appreciation/(depreciation)	(361,031)	(268,181)	(185,924)	(399,591)
Purchases	10,996,941	1,713,748	65,335	4,711,903
Sales	(4,233,570)	(99,464)	(332,908)	(8,817,257)
Transfers in and/or out of Level 3	—	—	(1,467,298)	160,189
Balance as of May 31, 2016	$27,860,437	$5,055,509	$5,705,780	$5,937,545

	Residential	Residential	Private
	MBS –	MBS –	Fund
	Agency	Non-Agency	Investment
Balance as of November 30, 2015	$2,457,000	$4,712,640	$6,158,347
Accrued discounts/premiums	—	27,186	—
Realized gain/(loss)	93,281	21,457	—
Change in unrealized
appreciation/(depreciation)	(57,000)	(1,914,388)	(155,652)
Purchases	—	3,387,229	—
Sales	(2,493,281)	(125,111)	—
Transfers in and/or out of Level 3	—	—	—
Balance as of May 31, 2016	$—	$6,109,013	$6,002,695

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2016, and still classified as level 3 was $(3,733,650).

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

Short Duration Fund

	Investments in Securities, at Value
		Collateralized	Commercial
	Asset-Backed	Debt	MBS –	Private Fund
	Securities	Obligations	Non-Agency	Investment
Balance as of November 30, 2015	$508,100	$734,748	$1,505,384	$1,539,587
Accrued discounts/premiums	2,695	9,886	558	—
Realized gain/(loss)	1,504	1,911	(8,058)	—
Change in unrealized
appreciation/(depreciation)	(9,399)	(45,563)	4,031	(38,913)
Purchases	1,830,636	—	399,126	—
Sales	(455,510)	(11,242)	(968,908)	—
Transfers in and/or out of Level 3	—	—	196,803	—
Balance as of May 31, 2016	$1,878,026	$689,740	$1,128,936	$1,500,674

	Private
	Placement
	Participation
	Agreements
Balance as of November 30, 2015	$2,527,748
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized
appreciation/(depreciation)	—
Purchases	6,524,063
Sales	(8,507,585)
Transfers in and/or out of Level 3	—
Balance as of May 31, 2016	$544,226

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2016, and still classified as level 3 was $(103,500).

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing service which utilizes observable inputs.  The Funds’ primary pricing service was unable to provide pricing for 38 securities held on May 31, 2016.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Adviser to be a market participant.  The underlying inputs which support the broker quote utilized by the Valuation Committee are not observable.  The primary pricing service was not able to provide pricing for three new securities purchased by the MBS Total Return Fund.  These securities were then priced at cost on May 31, 2016.  The Funds’ Adviser currently provides a daily fair valuation for the Semper Rising Rate Strategy LP investment (“LP”).  Each of the underlying holdings held in the LP are valued daily based on the change in a unique benchmark for each holding.  Since the fair value of each security utilized significant unobservable inputs due to the lack of reliable market data, the securities are classified as level 3 of the fair value hierarchy.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

Significant unobservable valuation inputs for private placement participation agreements held in the Short Duration Fund and classified as level 3 securities as of May 31, 2016, are as follows:

Investments	Value at	Valuation	Unobservable
in Securities	5/31/16	Technique(s)	Input	Input Values

Private				At the time of purchase, the loan
Placement			Fixed loan	participation’s projected yield to maturity
Participation			participation	was 8%, approximately 3.25% higher than
Agreements –			valued at	the current yield of the Barclays Capital
BasePoint			par based on	High Yield Loan Index. Our analysis
Merchant			deal cash flow,	indicates that the credit quality of the loan
Lending Trust,		Discounted	illiquidity and	participation is higher than the average
Series SPL-II	$1,185	cash flows	short maturity.	quality of the Barclays Loan Index from a
combination of 5% subordination, lockbox
and waterfall features, overcollateralization
and quality of receivables securing the loans
including merchant cash advances, and
small business loan receivables. Since
purchase, cash flows and asset quality have
met as expected. LTV is approximately
70%. Principal has been paid down
frequently. The Index yield remains
roughly unchanged and a price of par results
in the same yield spread.

Private			Fixed loan	The loan participation’s projected yield to
Placement			participation	maturity at purchase was 10%, approximately
Participation			valued at	5.5% higher than the yield of the Barclays
Agreements –			par based on	Capital High Yield Loan Index. Our analysis
BasePoint –			deal cash flow,	indicates that the credit quality of the loan
BP GFM Trust,		Discounted	illiquidity and	participation is higher than the average
Series SPL-III Jr.	$250,000	cash flows	short maturity.	quality of the Index from a combination of
significant overcollateralization, strong
experience and financial wherewithal of
sponsors, and uniquely diversified collateral
consisting of consumer installment loans
provided to government employees in
Mexico. The liquidity of the loan
participation is materially lower than the
Index constituent liquidity, however, that is
largely offset by the short year average life.
Since purchase, cash flows have been as
expected with no asset quality deterioration.
LTV is 66%. The senior class continues to
pay down, increasing this class’ credit
enhancement. The purchase yield spread
remains appropriate, equal to a price of par.
The principal is scheduled to pay down
Jun- – Sept 2017.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

Private			Fixed loan	The loan participation’s projected yield to
Placement			participation	maturity at purchase was 8%, approximately
Participation			valued at	3.5% higher than the yield of the Barclays
Agreements –			par based on	Capital High Yield Loan Index. Our analysis
BasePoint –			deal cash flow,	indicates that the loan participation is higher
BP GFM Trust,		Discounted	illiquidity and	than the average quality of the Index from a
Series SPL-III Sr.	$78,956	cash flows	short maturity.	combination of significant subordination,
overcollateralization, strong experience and
financial wherewithal of sponsors, and
uniquely diversified collateral consisting of
consumer installment loans provided to
government employees in Mexico. The
liquidity of the loan participation is
materially lower than the Index constituent
liquidity, however, that is largely offset by
the short year average life. Since purchase,
cash flows have been as expected with no
asset quality deterioration. LTV is 66% and
approximately 80% has paid down, with
approximately 5% per month paying down
at 100 and final maturity approximately
10 months. The purchase yield spread
remains appropriate, equal to a price of par.

Private			Fixed loan	The loan participation’s projected yield to
Placement			participation	maturity at purchase was 8%, approximately
Participation			valued at	3.5% higher than the yield of the Barclays
Agreements –			par based on	Capital High Yield Loan Index. Our analysis
BasePoint –			deal cash flow,	indicates that the credit quality of the loan
BP GFM Trust,		Discounted	illiquidity and	participation is higher than the average
Series SPL-I	$214,085	cash flows	short maturity.	quality of the Index from a combination of
significant subordination,
overcollateralization, strong experience and
financial wherewithal of sponsors, and
uniquely diversified collateral consisting of
consumer installment loans provided to
government employees in Mexico. The
liquidity of the loan participation is
materially lower than the Index constituent
liquidity, however, that is largely offset by
the short year average life. Since purchase,
cash flows have been as expected with no
asset quality deterioration. LTV is 70% and
approximately 85% has paid down, at 100.
The purchase yield spread remains
appropriate, equal to a price of par.
Principal will be paid down in
approximately 3 months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended May 31, 2016, Semper Capital Management, L.P. (the “Adviser”) provided the Funds with investment management services under an investment advisory agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the MBS Total Return Fund and at an annual rate of 0.35% based upon the average daily net assets of the Short Duration Fund.  For the six months ended May 31, 2016, the MBS Total Return Fund and the Short Duration Fund incurred $968,126 and $75,951 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.00%, 1.00%, and 0.75% of the average daily net assets of the MBS Total Return Fund’s Class A, Investor Class, and Institutional Class, respectively, and 0.85% and 0.60% of the average daily net assets of the Short Duration Fund’s Investor Class and Institutional Class, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2016, the Adviser recouped $73,513 in previously waived expenses for the MBS Total Return Fund.  For the six months ended May 31, 2016, the Adviser reduced its

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

fees in the amount of $75,594 for the Short Duration Fund.  The expense limitation will remain in effect through at least March 28, 2017, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the date of expiration are as follows:

	MBS Total Return Fund	Short Duration Fund
Year	Amount	Amount
2016	$—	$175,807
2017	95,751	109,081
2018	—	151,298
2019	—	75,594
	$95,751	$511,780

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the six months ended May 31, 2016, the Funds incurred the following expense for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$227,163	$66,113
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	47,391	15,764
Custody	38,839	6,166
Chief Compliance Officer	4,500	4,500

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

At May 31, 2016, the Funds had payables due to USBFS for administration, fund accounting, transfer agency, and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$102,359	$31,383
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	—	7,471
Custody	8,532	2,124
Chief Compliance Officer	2,249	2,250

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the MBS Total Return Fund’s Class A.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2016, the Investor Class shares paid the Distributor $81,887 and $1,481 for the MBS Total Return Fund and the Short Duration Fund, respectively.  For the period December 18, 2015 through May 31, 2016, the Class A shares of the MBS Total Return Fund paid the Distributor $84.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
MBS Total Return Fund	$142,447,939	$141,183,032	$55,645,924	$60,054,280
Short Duration Fund	25,813,399	22,836,357	1,230,328	8,903,293

NOTE 7 – LINES OF CREDIT

The MBS Total Return Fund and the Short Duration Fund have unsecured lines of credit in the amount of $100,000,000 and $6,800,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2016, the MBS Total Return Fund drew upon its line of credit.  The MBS Total Return Fund had an outstanding average daily balance of $109,377, a weighted average interest rate of 3.50%, and paid $1,946 in interest.  The maximum amount outstanding for the MBS Total Return Fund during the six months ended May 31, 2016 was $4,163,000.  The Short Duration Fund did not draw upon its line of credit during the six months ended May 31, 2016.  At May 31, 2016, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2016 and the year ended November 30, 2015 was as follows:

	MBS Total Return Fund		Short Duration Fund
	May 31, 2016	Nov. 30, 2015	May 31, 2016	Nov. 30, 2015
Ordinary income	$12,373,369	$14,829,034	$682,199	$1,612,944
Long-term
capital gains	—	3,847	—	—

As of November 30, 2015, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	MBS Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$442,264,392	$44,302,864
Gross unrealized appreciation	3,964,625	489,133
Gross unrealized depreciation	(7,013,226)	(405,134)
Net unrealized appreciation/
(depreciation) (a)	(3,048,601)	83,999
Undistributed ordinary income	325,178	129,914
Undistributed long-term capital gains	—	—
Total distributable earnings	325,178	129,914
Other accumulated gains/(losses)	(807,518)	(1,234,307)
Total accumulated earnings/(losses)	$(3,530,941)	$(1,020,394)

(a)
The difference between book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to wash sales. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to distribution payable.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

At November 30, 2015, the Semper MBS Total Return Fund had long-term capital loss carryforwards of $69,852.  The Semper Short Duration Fund had short-term and long-term capital loss carryforwards of $458,904 and $755,364, respectively.  The capital loss carryforwards in each Fund can be carried over indefinitely to offset future gains.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Asset-Backed Securities Risk – The Funds may invest in a variety of asset-backed securities which are subject to Interest Rate Risk, Credit Risk, Extension Risk and Prepayment Risk. Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities – These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities (“MBS”) may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. Limited trading opportunities for certain MBS may make it more difficult to sell or buy a security at a favorable price or time. In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due. These risks are more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
Government-Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities, including Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Funds to sell these securities.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2016 (Unaudited), Continued

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Derivatives Risk – A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index, and includes options, futures and swaps. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•
TBA Securities Risk – In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased interest rate risk and increased overall investment exposure.

•	Liquidity Risk – Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at May 31, 2016 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-736-7799.

SEMPER FUNDS

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-736-7799 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
              Douglas G. Hess, President

Date  8/10/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  8/10/16

By (Signature and Title)*   /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  8/10/16

* Print the name and title of each signing officer under his or he